First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 94.5%
	Australia – 33.2%
3,096	Aristocrat Leisure Ltd. (b)	$84,032
57,524	Aurizon Holdings Ltd. (b)	158,113
14,180	BlueScope Steel Ltd. (b)	220,500
697	Commonwealth Bank of Australia (b)	54,890
7,977	Computershare Ltd. (b)	146,610
2,265	Domino’s Pizza Enterprises Ltd. (b)	147,438
24,289	Fortescue Metals Group Ltd. (b)	373,367
57,791	Harvey Norman Holdings Ltd. (b)	230,298
4,261	IDP Education Ltd. (b)	99,725
43,322	Lynas Rare Earths Ltd. (b) (c)	345,382
399	Macquarie Group Ltd. (b)	60,342
80,972	Medibank Pvt Ltd. (b)	186,035
4,865	Mineral Resources Ltd. (b)	191,780
9,630	Newcrest Mining Ltd. (b)	194,597
42,749	Northern Star Resources Ltd. (b)	344,886
177,250	Pilbara Minerals Ltd. (b) (c)	418,759
12,817	Qantas Airways Ltd. (b) (c)	49,558
24,931	QBE Insurance Group Ltd. (b)	213,791
22,022	Qube Holdings Ltd. (b)	51,319
2,932	Rio Tinto Ltd. (b)	262,121
3,512	Seven Group Holdings Ltd. (b)	55,451
7,149	Sonic Healthcare Ltd. (b)	188,750
82,348	South32 Ltd. (b)	313,028
23,144	Suncorp Group Ltd. (b)	191,857
37,252	Telstra Corp., Ltd. (b)	110,059
11,712	Treasury Wine Estates Ltd. (b)	101,169
5,587	Washington H Soul Pattinson & Co., Ltd. (b)	119,167
5,418	WiseTech Global Ltd. (b)	203,927
1,847	Woolworths Group Ltd. (b)	51,282
		5,168,233
	Bermuda – 2.2%
81,170	Hopson Development Holdings Ltd. (b)	153,410
212,735	Nine Dragons Paper Holdings Ltd. (b)	184,727
		338,137
	Cayman Islands – 5.1%
27,245	CK Asset Holdings Ltd. (b)	186,231
31,344	CK Hutchison Holdings Ltd. (b)	229,200
114,496	Shimao Group Holdings Ltd. (b) (d)	63,922
15,009	SITC International Holdings Co., Ltd. (b)	52,482
294,366	WH Group Ltd. (b) (e) (f)	184,849
35,201	Xinyi Glass Holdings Ltd. (b)	84,400
		801,084
Shares	Description	Value

	Hong Kong – 5.0%
27,877	Henderson Land Development Co., Ltd. (b)	$115,718
161,105	Sino Land Co., Ltd. (b)	207,731
8,446	Sun Hung Kai Properties Ltd. (b)	100,486
13,417	Techtronic Industries Co., Ltd. (b)	214,960
47,843	Wharf Holdings (The) Ltd. (b)	145,725
		784,620
	New Zealand – 2.1%
18,011	Contact Energy Ltd. (b)	101,361
3,927	Mainfreight Ltd. (b)	227,380
		328,741
	Singapore – 2.6%
7,400	Jardine Cycle & Carriage Ltd. (b)	136,191
161,925	Olam Group Ltd.	209,074
16,900	Wilmar International Ltd. (b)	58,528
		403,793
	South Korea – 44.3%
152	CJ CheilJedang Corp. (b) (d)	46,079
1,675	Coway Co., Ltd. (b)	94,413
3,115	Doosan Heavy Industries & Construction Co., Ltd. (b) (c)	51,850
665	Ecopro BM Co., Ltd. (b)	214,907
4,019	Hana Financial Group, Inc. (b)	159,848
7,185	Hankook Tire & Technology Co., Ltd. (b)	198,377
1,100	HLB, Inc. (b) (c)	27,603
5,533	HMM Co., Ltd. (b) (d)	131,805
2,418	Hyundai Engineering & Construction Co., Ltd. (b)	94,663
1,120	Hyundai Glovis Co., Ltd. (b)	176,602
1,921	Hyundai Heavy Industries Holdings Co., Ltd. (b)	84,745
737	Hyundai Mobis Co., Ltd. (b)	129,897
622	Hyundai Motor Co. (b)	91,770
3,938	Hyundai Steel Co. (b)	133,739
17,758	Industrial Bank of Korea (b)	157,805
2,248	KB Financial Group, Inc. (b)	112,656
2,296	Kia Corp. (b)	139,065
7,918	Korea Electric Power Corp. (b) (c)	147,521
1,440	Korea Investment Holdings Co., Ltd. (b)	92,511
618	Korea Zinc Co., Ltd. (b)	297,475
3,689	Korean Air Lines Co., Ltd. (b) (c)	91,203
7,626	KT Corp. (b)	223,369
3,062	KT&G Corp. (b)	203,715
1,644	Kumho Petrochemical Co., Ltd. (b)	208,353
1,736	L&F Co., Ltd. (b) (c)	319,464
3,342	LG Corp. (b)	209,872

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
16,400	LG Display Co., Ltd. (b)	$276,457
12,431	LG Uplus Corp. (b)	143,013
1,287	Lotte Chemical Corp. (b)	220,889
7,177	Mirae Asset Securities Co., Ltd. (b)	50,382
1,053	POSCO Chemical Co., Ltd. (b)	103,524
942	POSCO Holdings, Inc. (b)	225,961
72	Samsung Biologics Co., Ltd. (b) (c) (e) (f)	48,922
350	Samsung Electro-Mechanics Co., Ltd. (b)	47,126
1,678	Samsung Electronics Co., Ltd. (b)	96,020
12,163	Samsung Engineering Co., Ltd. (b) (c)	261,055
1,058	Samsung Fire & Marine Insurance Co., Ltd. (b)	190,530
847	Samsung Life Insurance Co., Ltd. (b)	45,868
260	Samsung SDI Co., Ltd. (b)	126,539
1,538	Shinhan Financial Group Co., Ltd. (b)	52,244
2,414	SK Hynix, Inc. (b)	232,225
235	SK Innovation Co., Ltd. (b) (g)	41,225
4,081	SK Telecom Co., Ltd. (b)	190,820
232	SK, Inc. (b)	45,975
1,839	SKC Co., Ltd. (b)	231,232
2,825	S-Oil Corp. (b)	224,147
16,005	Woori Financial Group, Inc. (b)	200,602
		6,894,063
	Total Common Stocks	14,718,671
	(Cost $14,218,098)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.4%
	Australia – 3.4%
12,712	Charter Hall Group (b)	154,481
13,458	Dexus (b)	109,853
43,002	GPT (The) Group (b)	165,872
24,305	Mirvac Group (b)	45,068
16,222	Stockland (b)	51,407
	Total Real Estate Investment Trusts	526,681
	(Cost $519,056)
MONEY MARKET FUNDS – 1.0%
150,106	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (h) (i)	150,106
	(Cost $150,106)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.1%
$16,743	BNP Paribas S.A., 0.24% (h), dated 3/31/22, due 4/1/22, with a maturity value of $16,743. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 9/30/25. The value of the collateral including accrued interest is $17,058. (i)	$16,743
	(Cost $16,743)
	Total Investments – 99.0%	15,412,201
	(Cost $14,904,003)
	Net Other Assets and Liabilities – 1.0%	162,932
	Net Assets – 100.0%	$15,575,133

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $15,036,278 or 96.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $156,455 and the total value of the collateral held by the Fund is $166,849.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2022 through March 31, 2022).
(h)	Rate shown reflects yield as of March 31, 2022.
(i)	This security serves as collateral for securities on loan.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Materials	28.0%
Industrials	17.2
Financials	11.6
Real Estate	9.8
Information Technology	9.5
Consumer Discretionary	8.2
Consumer Staples	5.6
Communication Services	4.4
Energy	2.5
Utilities	1.6
Health Care	1.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
South Korean Won	44.7%
Australian Dollar	37.0
Hong Kong Dollar	12.5
Singapore Dollar	2.6
New Zealand Dollar	2.1
United States Dollar	1.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Singapore	$ 403,793	$ 209,074	$ 194,719	$ —
Other Country Categories*	14,314,878	—	14,314,878	—
Real Estate Investment Trusts*	526,681	—	526,681	—
Money Market Funds	150,106	150,106	—	—
Repurchase Agreements	16,743	—	16,743	—
Total Investments	$ 15,412,201	$ 359,180	$ 15,053,021	$—

*	See Portfolio of Investments for country breakout.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.7%
	Austria – 2.4%
16,260	ANDRITZ AG (b)	$750,949
45,183	CA Immobilien Anlagen AG (b)	1,399,886
82,941	Erste Group Bank AG (b)	3,024,568
73,664	OMV AG (b)	3,519,849
69,617	Raiffeisen Bank International AG (b)	988,357
71,984	voestalpine AG (b)	2,141,972
		11,825,581
	Belgium – 2.9%
30,269	D’ieteren Group (b)	5,096,783
17,471	Etablissements Franz Colruyt N.V. (b)	723,201
10,099	KBC Group N.V. (b)	724,595
134,558	Proximus S.A.D.P. (b)	2,505,656
11,203	Sofina S.A. (b)	4,070,823
30,010	Umicore S.A. (b)	1,297,254
		14,418,312
	Denmark – 1.3%
1,646	AP Moller - Maersk A.S., Class B (b)	4,946,170
7,420	DSV A.S. (b)	1,422,085
		6,368,255
	Finland – 2.8%
146,212	Fortum Oyj (b)	2,672,326
171,698	Kojamo Oyj (b)	4,125,610
161,546	Nokia Oyj (b) (c)	889,637
26,471	QT Group Oyj (b) (c)	3,656,245
35,832	Sampo Oyj, Class A (b)	1,750,903
53,148	Stora Enso Oyj, Class R (b)	1,042,628
		14,137,349
	France – 11.7%
6,052	Alten S.A. (b)	913,410
26,858	Arkema S.A. (b)	3,210,608
16,656	Atos SE (b)	454,818
63,843	AXA S.A. (b)	1,868,961
41,603	BNP Paribas S.A. (b)	2,377,390
614,423	Bollore S.A. (b)	3,217,386
64,245	Bouygues S.A. (b)	2,242,413
21,335	Capgemini SE (b)	4,734,303
98,915	Carrefour S.A. (b)	2,152,595
52,799	Cie de Saint-Gobain (b)	3,141,561
11,577	Cie Generale des Etablissements Michelin SCA (b)	1,568,864
56,015	CNP Assurances (b)	1,348,531
282,382	Electricite de France S.A. (b) (d)	2,650,493
67,781	Engie S.A. (b)	891,117
47,313	Eurazeo SE (b)	3,977,770
27,938	Ipsen S.A. (b)	3,497,133
164,415	Orange S.A.	1,946,887
49,767	Renault S.A. (b) (c)	1,300,913
91,718	Rexel S.A. (b)	1,957,980
Shares	Description	Value

	France (Continued)
4,771	Sartorius Stedim Biotech (b)	$1,953,317
30,665	SCOR SE (b)	986,047
113,081	Societe Generale S.A. (b)	3,031,403
18,600	TotalEnergies SE (b) (d)	941,152
87,164	Veolia Environnement S.A. (b)	2,794,782
352,498	Vivendi SE (b)	4,605,217
6,411	Wendel SE (b)	652,857
		58,417,908
	Germany – 10.7%
37,158	Bayerische Motoren Werke AG (b)	3,211,105
51,822	Covestro AG (b) (e) (f)	2,609,518
36,872	Dermapharm Holding SE (b)	2,344,425
12,632	Fresenius Medical Care AG & Co., KGaA (b)	846,481
37,023	Fresenius SE & Co., KGaA (b)	1,359,354
47,471	HeidelbergCement AG (b)	2,690,381
19,226	HelloFresh SE (b) (c)	862,935
44,283	HUGO BOSS AG (b)	2,554,776
31,456	LEG Immobilien SE (b)	3,582,147
49,235	Mercedes-Benz Group AG (b)	3,455,783
8,192	Merck KGaA (b)	1,710,773
8,475	Nemetschek SE (b)	813,887
44,731	Porsche Automobil Holding SE (Preference Shares) (b)	4,302,854
96,946	ProSiebenSat.1 Media SE (b)	1,234,870
75,492	RWE AG (b)	3,287,112
4,197	Sartorius AG (Preference Shares) (b)	1,852,321
115,781	Schaeffler AG (Preference Shares) (b) (d)	714,373
121,450	TAG Immobilien AG (b)	2,750,096
625,541	Telefonica Deutschland Holding AG (b)	1,701,344
106,631	Uniper SE (b)	2,754,727
15,878	Volkswagen AG (Preference Shares) (b)	2,728,655
59,250	Vonovia SE (b)	2,761,667
19,052	Wacker Chemie AG (b)	3,242,629
		53,372,213
	Ireland – 1.1%
752,537	Bank of Ireland Group PLC (b) (c)	4,785,470
53,990	Glanbia PLC (b)	626,341
		5,411,811
	Isle Of Man (U.K.) – 0.7%
155,119	Entain PLC (b) (c)	3,322,809
	Italy – 6.5%
1,299,002	A2A S.p.A. (b)	2,224,894
41,689	ACEA S.p.A. (b)	765,465
83,610	Assicurazioni Generali S.p.A. (b)	1,912,341
20,282	Banca Generali S.p.A. (b)	750,436

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Italy (Continued)
411,123	Banca Mediolanum S.p.A. (b)	$3,493,541
70,468	Brembo S.p.A. (b)	784,492
194,678	Buzzi Unicem S.p.A (b)	3,602,548
66,586	Eni S.p.A. (b)	971,039
41,183	Interpump Group S.p.A. (b)	2,063,667
313,342	Intesa Sanpaolo S.p.A. (b)	717,167
324,200	Leonardo S.p.A. (b) (c)	3,221,632
151,334	Pirelli & C S.p.A. (b) (e) (f)	821,139
257,769	Poste Italiane S.p.A. (b) (e) (f)	2,923,257
14,470	Reply S.p.A. (b)	2,377,357
11,325,769	Telecom Italia S.p.A. (b)	4,158,005
133,704	UniCredit S.p.A. (b)	1,442,365
		32,229,345
	Jersey – 1.3%
751,230	Glencore PLC (b)	4,888,035
132,094	WPP PLC (b)	1,728,859
		6,616,894
	Luxembourg – 2.2%
64,226	APERAM S.A. (b)	2,838,590
145,275	ArcelorMittal S.A. (b)	4,653,757
34,683	Eurofins Scientific SE (b)	3,430,939
		10,923,286
	Netherlands – 6.8%
15,417	Aalberts N.V. (b)	799,006
61,733	ABN AMRO Bank N.V. (b) (e) (f)	788,320
640	Adyen N.V. (b) (c) (e) (f)	1,267,645
516,317	Aegon N.V. (b)	2,737,065
71,218	Arcadis N.V. (b)	3,199,846
6,823	ASM International N.V. (b)	2,484,471
2,382	ASML Holding N.V. (b)	1,591,704
77,810	ASR Nederland N.V. (b)	3,632,632
13,957	IMCD N.V. (b)	2,380,959
80,264	Koninklijke Ahold Delhaize N.V. (b)	2,581,733
566,331	Koninklijke KPN N.V. (b)	1,965,158
50,950	NN Group N.V. (b)	2,582,083
150,624	OCI N.V. (b) (c)	5,317,702
61,070	STMicroelectronics N.V. (b)	2,654,346
		33,982,670
	Norway – 5.0%
174,662	Equinor ASA (b)	6,521,296
63,806	Kongsberg Gruppen ASA (b)	2,533,492
148,090	Nordic Semiconductor ASA (b) (c)	3,772,397
474,832	Norsk Hydro ASA (b)	4,613,410
371,783	Storebrand ASA (b)	3,717,356
71,632	Yara International ASA (b)	3,582,212
		24,740,163
Shares	Description	Value

	Portugal – 0.4%
1,811,371	Banco Espirito Santo S.A. (b) (c) (g) (h) (i)	$0
89,345	Jeronimo Martins SGPS S.A. (b)	2,143,381
		2,143,381
	Russia – 0.0%
49,692	Raspadskaya OJSC (b) (h) (i)	12,684
	Spain – 3.4%
268,953	Banco Bilbao Vizcaya Argentaria S.A. (b)	1,535,703
5,297,640	Banco de Sabadell S.A. (b) (d)	4,329,004
245,112	Banco Santander S.A. (b)	833,364
151,696	Bankinter S.A. (b) (d)	888,814
859,304	CaixaBank S.A. (b)	2,914,659
40,032	Enagas S.A. (b)	888,962
68,045	Repsol S.A. (b)	891,335
949,828	Telefonica S.A. (b)	4,603,112
		16,884,953
	Sweden – 12.9%
121,343	AddLife AB, Class B (b)	3,362,990
50,356	Avanza Bank Holding AB (b) (d)	1,288,199
134,085	Beijer Ref AB (b)	2,428,477
138,062	Boliden AB (b)	6,964,567
181,701	Castellum AB (b) (d)	4,486,151
77,061	Electrolux AB, Class B (b) (d)	1,166,126
85,192	EQT AB (b)	3,322,344
66,853	Getinge AB, Class B (b)	2,663,355
143,291	Industrivarden AB, Class C (b)	3,994,078
206,060	Investor AB, Class B (b)	4,477,321
126,067	Kinnevik AB, Class B (b) (c)	3,287,333
16,149	L E Lundbergforetagen AB, Class B (b)	819,601
99,088	Lifco AB, Class B (b)	2,515,408
95,407	Lundin Energy AB (b) (d)	4,004,625
352,234	Nibe Industrier AB, Class B (b)	3,904,358
803,930	Samhallsbyggnadsbolaget i Norden AB (b) (d)	3,588,546
136,671	Sinch AB (b) (c) (e) (f)	926,966
70,637	Skanska AB, Class B (b) (d)	1,580,305
827,706	SSAB AB, Class B (b) (c)	5,511,335
120,062	Tele2 AB, Class B (b)	1,814,833
52,956	Thule Group AB (b) (e) (f)	2,096,305
		64,203,223
	Switzerland – 5.1%
10,933	Alcon, Inc. (b)	866,177
4,650	Bachem Holding AG, Class B (b)	2,559,093
16,457	BKW AG (b)	2,061,277
188,634	Clariant AG (b)	3,273,370
2,501	Daetwyler Holding AG (b)	827,287
55,240	Holcim Ltd. (b)	2,686,695
7,809	Kuehne + Nagel International AG (b)	2,217,203

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
22,143	PSP Swiss Property AG (b)	$2,908,091
1,480	Straumann Holding AG (b)	2,363,098
3,093	Swisscom AG (b)	1,858,294
8,979	VAT Group AG (b) (e) (f)	3,418,657
2,220	Zur Rose Group AG (b) (c)	325,532
		25,364,774
	United Kingdom – 19.5%
257,826	3i Group PLC (b)	4,662,105
1,292,651	abrdn PLC (b)	3,619,549
100,787	Anglo American PLC (b)	5,237,132
23,406	Ashtead Group PLC (b)	1,473,745
116,916	BAE Systems PLC (b)	1,098,011
400,246	Barratt Developments PLC (b)	2,724,799
15,147	Berkeley Group Holdings PLC (b)	738,818
582,546	BP PLC (b)	2,855,863
50,751	British American Tobacco PLC (b)	2,131,401
1,240,557	BT Group PLC (b)	2,957,873
4,663,390	Centrica PLC (b) (c)	4,878,153
7,734	Croda International PLC (b)	795,610
13,623	Dechra Pharmaceuticals PLC (b)	723,274
228,181	Direct Line Insurance Group PLC (b)	822,221
115,933	Endeavour Mining PLC (b)	2,878,575
114,619	Evraz PLC (b) (h)	121,795
386,716	Frasers Group PLC (b) (c)	3,200,580
338,267	Fresnillo PLC (b)	3,238,303
89,540	Future PLC (b)	3,042,547
295,065	Howden Joinery Group PLC (b)	2,958,036
246,416	IG Group Holdings PLC (b)	2,646,686
127,200	Imperial Brands PLC (b)	2,679,436
162,957	Inchcape PLC (b)	1,425,903
463,070	J Sainsbury PLC (b)	1,532,663
1,260,469	JD Sports Fashion PLC (b)	2,428,817
785,498	Kingfisher PLC (b)	2,621,715
940,307	Legal & General Group PLC (b)	3,333,756
2,837,885	Lloyds Banking Group PLC (b)	1,728,179
1,440,441	Marks & Spencer Group PLC (b) (c)	2,907,329
49,536	Persimmon PLC (b)	1,389,058
45,416	Prudential PLC (b)	670,489
67,241	Rio Tinto PLC (b)	5,375,687
1,414,590	Rolls-Royce Holdings PLC (b) (c)	1,860,183
784,431	Royal Mail PLC (b)	3,370,425
39,926	Shell PLC (b)	1,094,320
126,188	SSE PLC (b)	2,883,275
219,243	St. James’s Place PLC (b)	4,133,477
191,041	Tate & Lyle PLC (b)	1,831,342
848,269	Taylor Wimpey PLC (b)	1,444,532
Shares	Description	Value

	United Kingdom (Continued)
1,166,466	Vodafone Group PLC (b)	$1,912,754
		97,428,416
	Total Common Stocks	481,804,027
	(Cost $496,318,767)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.5%
	Belgium – 0.6%
65,899	Warehouses De Pauw CVA (b)	2,843,275
	United Kingdom – 1.9%
276,484	Segro PLC (b)	4,860,326
1,554,095	Tritax Big Box REIT PLC (b)	4,920,759
		9,781,085
	Total Real Estate Investment Trusts	12,624,360
	(Cost $10,715,627)
MONEY MARKET FUNDS – 4.5%
22,412,224	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (j) (k)	22,412,224
	(Cost $22,412,224)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.5%
$2,499,827	BNP Paribas S.A., 0.24% (j), dated 3/31/22, due 4/1/22, with a maturity value of $2,499,843. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 9/30/25. The value of the collateral including accrued interest is $2,546,947. (k)	2,499,827
	(Cost $2,499,827)
	Total Investments – 104.2%	519,340,438
	(Cost $531,946,445)
	Net Other Assets and Liabilities – (4.2)%	(21,035,084)
	Net Assets – 100.0%	$498,305,354

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $492,481,500 or 98.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $22,887,539 and the total value of the collateral held by the Fund is $24,912,051.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	This issuer has filed for protection in bankruptcy court.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of March 31, 2022.
(k)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Financials	21.0%
Materials	16.6
Industrials	11.4
Consumer Discretionary	9.9
Communication Services	7.9
Real Estate	7.7
Health Care	6.0
Utilities	5.8
Information Technology	5.4
Energy	4.2
Consumer Staples	4.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	49.4%
British Pound Sterling	22.5
Swedish Krona	12.4
Swiss Franc	4.9
United States Dollar	4.8
Norwegian Krone	4.8
Danish Krone	1.2
Russian Ruble	0.0*
Total	100.0%

*	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
France	$ 58,417,908	$ 1,946,887	$ 56,471,021	$ —
Portugal	2,143,381	—	2,143,381	—**
Russia	12,684	—	—	12,684
Other Country Categories*	421,230,054	—	421,230,054	—
Real Estate Investment Trusts*	12,624,360	—	12,624,360	—
Money Market Funds	22,412,224	22,412,224	—	—
Repurchase Agreements	2,499,827	—	2,499,827	—
Total Investments	$ 519,340,438	$ 24,359,111	$ 494,968,643	$ 12,684

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.0%
	Brazil – 50.1%
125,456	Alpargatas S.A. (Preference Shares)	$686,957
108,222	Ambev S.A.	350,053
93,228	Atacadao S.A.	440,973
79,506	Banco Bradesco S.A. (Preference Shares)	371,057
114,595	Banco do Brasil S.A.	835,204
48,702	Banco Santander Brasil S.A.	377,255
139,532	Braskem S.A., Class A (Preference Shares)	1,298,299
85,987	Centrais Eletricas Brasileiras S.A.	685,938
171,717	Cia de Saneamento Basico do Estado de Sao Paulo	1,720,759
590,072	Cia Energetica de Minas Gerais (Preference Shares)	1,885,087
288,152	Cia Siderurgica Nacional S.A.	1,575,408
144,122	Cosan S.A.	715,910
184,464	CPFL Energia S.A.	1,250,282
1,039,735	CSN Mineracao S.A.	1,316,853
65,328	Equatorial Energia S.A.	373,358
305,490	Gerdau S.A. (Preference Shares)	1,976,906
312,121	Itausa S.A. (Preference Shares)	704,740
223,329	JBS S.A.	1,746,366
304,015	Petroleo Brasileiro S.A. (Preference Shares)	2,135,937
60,741	Suzano S.A.	703,598
563,654	TIM S.A.	1,632,579
108,581	Vale S.A.	2,180,263
211,449	Vibra Energia S.A.	1,038,359
83,542	WEG S.A.	611,863
		26,614,004
	Cayman Islands – 0.2%
5,867	Pagseguro Digital, Ltd., Class A (b)	117,633
	Chile – 11.2%
12,148,874	Banco Santander Chile (c)	683,021
700,840	Cencosud S.A.	1,380,658
484,554	Empresas CMPC S.A.	897,299
110,009	Empresas COPEC S.A.	908,819
5,144,984	Enel Americas S.A. (c)	620,686
16,930	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (c)	1,454,123
		5,944,606
	Colombia – 2.1%
105,313	Bancolombia S.A. (Preference Shares)	1,125,142
	Mexico – 33.4%
1,367,563	America Movil S.A.B. de C.V., Series L	1,448,695
148,770	Arca Continental S.A.B. de C.V.	1,009,676
Shares	Description	Value

	Mexico (Continued)
1,257,811	Cemex S.A.B. de C.V., Series CPO (b)	$672,224
139,331	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	1,156,819
26,418	Gruma S.A.B. de C.V., Class B	331,241
26,011	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	419,301
16,170	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	359,163
537,798	Grupo Bimbo S.A.B. de C.V., Series A	1,622,317
441,454	Grupo Carso S.A.B. de C.V., Series A1	1,659,947
3,978	Grupo Elektra S.A.B. de C.V.	257,708
94,194	Grupo Financiero Banorte S.A.B. de C.V., Class O	709,510
645,606	Grupo Financiero Inbursa S.A.B. de C.V., Class O (b)	1,350,287
303,092	Grupo Mexico S.A.B. de C.V., Series B	1,809,561
411,421	Grupo Televisa S.A.B., Series CPO	965,981
128,313	Industrias Penoles S.A.B. de C.V.	1,619,234
471,956	Orbia Advance Corp. S.A.B. de C.V.	1,248,346
268,409	Wal-Mart de Mexico S.A.B. de C.V.	1,099,951
		17,739,961
	Total Common Stocks	51,541,346
	(Cost $47,036,992)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.3%
	Mexico – 2.3%
1,067,173	Fibra Uno Administracion S.A. de C.V.	1,250,132
	(Cost $1,229,616)
	Total Investments – 99.3%	52,791,478
	(Cost $48,266,608)
	Net Other Assets and Liabilities – 0.7%	354,702
	Net Assets – 100.0%	$53,146,180

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $2,757,830 or 5.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

Sector Allocation	% of Total Long-Term Investments
Materials	31.7%
Consumer Staples	17.3
Utilities	12.4
Financials	12.1
Communication Services	7.7
Energy	7.1
Industrials	5.8
Consumer Discretionary	3.3
Real Estate	2.4
Information Technology	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Chile	$ 5,944,606	$ 3,186,776	$ 2,757,830	$ —
Other Country Categories*	45,596,740	45,596,740	—	—
Real Estate Investment Trusts*	1,250,132	1,250,132	—	—
Total Investments	$ 52,791,478	$ 50,033,648	$ 2,757,830	$—

*	See Portfolio of Investments for country breakout.

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.5%
	Aerospace & Defense – 1.9%
75,008	Embraer S.A. (a)	$235,688
	Banks – 9.0%
38,767	Banco Bradesco S.A. (Preference Shares)	180,927
38,716	Banco do Brasil S.A.	282,174
24,838	Banco Santander Brasil S.A.	192,400
17,774	Itau Unibanco Holding S.A. (Preference Shares)	102,589
166,779	Itausa S.A. (Preference Shares)	376,571
		1,134,661
	Beverages – 1.3%
48,292	Ambev S.A.	156,205
	Capital Markets – 0.9%
33,421	B3 S.A. - Brasil Bolsa Balcao	110,279
	Chemicals – 2.4%
32,303	Braskem S.A., Class A (Preference Shares)	300,569
	Containers & Packaging – 2.3%
58,042	Klabin S.A.	294,047
	Electric Utilities – 21.9%
76,577	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	425,263
85,204	Cia Energetica de Minas Gerais (Preference Shares)	272,199
289,074	Cia Paranaense de Energia, Class B (Preference Shares)	459,016
88,905	EDP - Energias do Brasil S.A.	439,198
25,173	Energisa S.A.	258,072
32,937	Equatorial Energia S.A.	188,239
91,935	Neoenergia S.A.	332,515
40,949	Transmissora Alianca de Energia Eletrica S.A.	379,641
		2,754,143
	Electrical Equipment – 0.7%
11,287	WEG S.A.	82,666
	Food & Staples Retailing – 4.2%
48,832	Atacadao S.A.	230,978
61,747	Grupo Mateus SA (a)	69,255
45,964	Raia Drogasil S.A.	231,121
		531,354
	Food Products – 8.9%
33,065	BRF S.A. (a)	129,106
49,055	JBS S.A.	383,596
67,482	Marfrig Global Foods S.A.	303,318
Shares	Description	Value

	Food Products (Continued)
32,434	Sao Martinho S.A.	$302,196
		1,118,216
	Insurance – 3.7%
35,887	BB Seguridade Participacoes S.A.	192,662
17,797	Porto Seguro S.A.	78,910
27,089	Sul America S.A.	195,612
		467,184
	Metals & Mining – 17.6%
74,494	Cia Siderurgica Nacional S.A.	407,279
220,970	CSN Mineracao S.A.	279,864
68,295	Gerdau S.A. (Preference Shares)	441,955
130,874	Metalurgica Gerdau S.A. (Preference Shares)	337,009
122,803	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	360,332
19,104	Vale S.A.	383,601
		2,210,040
	Oil, Gas & Consumable Fuels – 9.1%
51,498	Cosan S.A.	255,811
54,037	Petro Rio S.A. (a)	270,239
65,437	Petroleo Brasileiro S.A. (Preference Shares)	459,745
51,215	Ultrapar Participacoes S.A.	152,212
		1,138,007
	Paper & Forest Products – 4.1%
74,666	Dexco S.A.	230,222
24,779	Suzano S.A.	287,029
		517,251
	Personal Products – 0.6%
14,639	Natura & Co. Holding S.A. (a)	80,097
	Pharmaceuticals – 0.9%
13,171	Hypera S.A.	107,088
	Road & Rail – 2.0%
7,027	Localiza Rent a Car S.A.	90,179
41,929	Rumo S.A. (a)	163,364
		253,543
	Specialty Retail – 2.7%
69,592	Vibra Energia S.A.	341,744
	Textiles, Apparel & Luxury Goods – 0.4%
10,060	Alpargatas S.A. (Preference Shares)	55,085

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Transportation Infrastructure – 0.7%
32,124	CCR S.A.	$92,437
	Water Utilities – 2.2%
27,800	Cia de Saneamento Basico do Estado de Sao Paulo	278,581
	Wireless Telecommunication Services – 2.0%
84,941	TIM S.A.	246,025
	Total Investments – 99.5%	12,504,910
	(Cost $9,277,600)
	Net Other Assets and Liabilities – 0.5%	61,537
	Net Assets – 100.0%	$12,566,447

(a)	Non-income producing security.

Country Allocation†	% of Net Assets
Brazil	99.5%
Total Investments	99.5
Net Other Assets and Liabilities	0.5
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,504,910	$ 12,504,910	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Automobiles – 6.1%
5,772	BYD Co., Ltd., Class H (a)	$160,550
387,880	Dongfeng Motor Group Co., Ltd., Class H (a)	290,145
66,000	Yadea Group Holdings Ltd. (a) (b) (c)	101,102
		551,797
	Banks – 1.6%
178,800	Bank of China Ltd., Class H (a)	71,351
93,000	China Construction Bank Corp., Class H (a)	69,663
		141,014
	Capital Markets – 4.1%
74,000	CITIC Securities Co., Ltd., Class H (a)	169,616
101,600	GF Securities Co., Ltd., Class H (a)	143,026
41,600	Guotai Junan Securities Co., Ltd., Class H (a) (b) (c)	55,825
		368,467
	Chemicals – 1.3%
562,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H (a)	116,445
	Commercial Services & Supplies – 3.0%
26,206	China Conch Environment Protection Holdings Ltd. (d)	32,785
402,000	China Everbright Environment Group Ltd. (a)	241,283
		274,068
	Construction & Engineering – 6.9%
26,206	China Conch Venture Holdings Ltd. (a)	76,395
366,000	China Railway Group Ltd., Class H (a)	203,852
260,000	China State Construction International Holdings Ltd. (a)	344,781
		625,028
	Construction Materials – 8.2%
51,856	Anhui Conch Cement Co., Ltd., Class H (a)	265,217
158,000	China National Building Material Co., Ltd., Class H (a)	194,347
341,822	China Resources Cement Holdings Ltd. (a)	283,355
		742,919
Shares	Description	Value

	Diversified Telecommunication Services – 1.5%
1,171,403	China Tower Corp., Ltd., Class H (a) (b) (c)	$131,130
	Electrical Equipment – 1.4%
115,000	Dongfang Electric Corp., Ltd., Class H (a)	127,320
	Electronic Equipment, Instruments & Components – 4.2%
66,450	Kingboard Holdings Ltd. (a)	320,498
38,000	Kingboard Laminates Holdings Ltd. (a)	61,926
		382,424
	Food Products – 2.0%
32,000	Tingyi Cayman Islands Holding Corp. (a)	53,659
141,000	Want Want China Holdings Ltd. (a)	130,106
		183,765
	Gas Utilities – 3.3%
343,400	Kunlun Energy Co., Ltd. (a)	296,779
	Health Care Providers & Services – 1.5%
59,200	Sinopharm Group Co., Ltd., Class H (a)	134,387
	Independent Power & Renewable Electricity Producers – 10.0%
479,000	China Power International Development Ltd. (a)	252,004
97,187	China Resources Power Holdings Co., Ltd. (a)	180,868
1,144,000	Datang International Power Generation Co., Ltd., Class H (a)	164,135
445,022	Huadian Power International Corp., Ltd., Class H (a)	136,212
386,000	Huaneng Power International, Inc., Class H (a)	163,723
		896,942
	Insurance – 3.3%
47,000	China Taiping Insurance Holdings Co., Ltd. (a)	57,010
236,068	PICC Property & Casualty Co., Ltd., Class H (a)	240,387
		297,397
	Life Sciences Tools & Services – 0.5%
13,800	Genscript Biotech Corp. (a) (d)	43,290

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Marine – 3.2%
166,490	COSCO SHIPPING Holdings Co., Ltd., Class H (a) (e)	$286,254
	Metals & Mining – 8.1%
724,200	Angang Steel Co., Ltd., Class H (a)	330,582
305,765	China Hongqiao Group Ltd. (a)	401,698
		732,280
	Oil, Gas & Consumable Fuels – 14.1%
335,836	China Coal Energy Co., Ltd., Class H (a)	251,113
553,600	China Petroleum & Chemical Corp., Class H (a)	275,097
82,753	China Shenhua Energy Co., Ltd., Class H (a)	263,419
580,000	PetroChina Co., Ltd., Class H (a)	294,534
64,534	Yankuang Energy Group Co., Ltd., Class H (a)	190,807
		1,274,970
	Real Estate Management & Development – 6.9%
109,272	China Overseas Land & Investment Ltd. (a)	325,164
30,200	China Resources Land Ltd. (a)	139,830
73,000	Country Garden Holdings Co., Ltd. (a)	55,882
171,300	Sunac China Holdings Ltd. (a)	98,321
		619,197
	Semiconductors & Semiconductor Equipment – 1.7%
25,000	Flat Glass Group Co., Ltd., Class H (a)	95,447
20,000	Shanghai Fudan Microelectronics Group Co., Ltd., Class H (a) (d)	59,261
		154,708
	Software – 2.4%
53,400	Shanghai Baosight Software Co., Ltd., Class B (a)	216,497
	Specialty Retail – 1.8%
12,600	China Meidong Auto Holdings Ltd. (a)	47,886
16,750	Zhongsheng Group Holdings Ltd. (a)	117,773
		165,659
Shares	Description	Value

	Technology Hardware, Storage & Peripherals – 2.7%
224,000	Lenovo Group Ltd. (a)	$242,649
	Total Investments – 99.8%	9,005,386
	(Cost $9,553,574)
	Net Other Assets and Liabilities – 0.2%	14,525
	Net Assets – 100.0%	$9,019,911

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $8,972,601 or 99.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.
(e)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period January 1, 2022 through March 31, 2022.

Country Allocation†	% of Net Assets
China	56.5%
Cayman Islands	25.6
Hong Kong	14.4
Bermuda	3.3
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	97.6%
United States Dollar	2.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Commercial Services & Supplies	$ 274,068	$ 32,785	$ 241,283	$ —
Other industry categories*	8,731,318	—	8,731,318	—
Total Investments	$ 9,005,386	$ 32,785	$ 8,972,601	$—

*	See Portfolio of Investments for industry breakout.

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.3%
	Auto Components – 3.7%
12,000	Aisin Corp. (a)	$410,132
6,900	Denso Corp. (a)	440,221
35,200	Sumitomo Electric Industries Ltd. (a)	418,432
		1,268,785
	Automobiles – 7.5%
16,300	Honda Motor Co., Ltd. (a)	462,037
27,600	Isuzu Motors Ltd. (a)	356,537
59,700	Mazda Motor Corp. (a)	438,831
47,500	Nissan Motor Co., Ltd. (a) (b)	211,058
6,400	Subaru Corp. (a)	101,651
3,000	Suzuki Motor Corp. (a)	102,811
18,800	Toyota Motor Corp. (a)	339,114
23,900	Yamaha Motor Co., Ltd. (a)	535,688
		2,547,727
	Banks – 2.0%
37,500	Japan Post Bank Co., Ltd. (a) (c)	301,154
21,100	Mitsubishi UFJ Financial Group, Inc. (a)	130,422
18,000	Mizuho Financial Group, Inc. (a)	229,597
		661,173
	Building Products – 1.4%
9,600	AGC, Inc. (a)	383,572
500	Daikin Industries Ltd. (a)	90,802
		474,374
	Capital Markets – 1.6%
21,000	SBI Holdings, Inc. (a)	529,848
	Chemicals – 6.6%
24,400	Asahi Kasei Corp. (a)	211,049
3,000	JSR Corp. (a)	88,344
15,500	Mitsubishi Chemical Holdings Corp. (a)	103,086
21,300	Mitsui Chemicals, Inc. (a)	535,473
1,500	Nitto Denko Corp. (a)	107,532
73,100	Sumitomo Chemical Co., Ltd. (a)	334,711
58,100	Toray Industries, Inc. (a)	302,095
38,600	Tosoh Corp. (a)	570,489
		2,252,779
	Commercial Services & Supplies – 2.2%
13,700	Dai Nippon Printing Co., Ltd. (a)	321,199
24,500	Toppan, Inc. (a)	432,179
		753,378
	Construction & Engineering – 1.4%
29,900	Kajima Corp. (a)	363,785
3,800	Taisei Corp. (a)	109,702
		473,487
Shares	Description	Value

	Consumer Finance – 1.2%
159,500	Acom Co., Ltd. (a)	$414,782
	Diversified Financial Services – 2.3%
69,600	Mitsubishi HC Capital, Inc. (a)	323,397
22,500	ORIX Corp. (a)	448,483
		771,880
	Diversified Telecommunication Services – 0.4%
4,200	Nippon Telegraph & Telephone Corp. (a)	122,026
	Electric Utilities – 2.0%
32,600	Chubu Electric Power Co., Inc. (a)	337,405
36,900	Kansai Electric Power (The) Co., Inc. (a)	347,567
		684,972
	Electrical Equipment – 1.8%
8,400	Fuji Electric Co., Ltd. (a)	418,663
18,100	Mitsubishi Electric Corp. (a)	207,586
		626,249
	Electronic Equipment, Instruments & Components – 2.4%
700	Hirose Electric Co., Ltd. (a)	101,468
5,800	Ibiden Co., Ltd. (a)	282,761
400	Keyence Corp. (a)	185,481
1,200	Omron Corp. (a)	79,858
4,000	Taiyo Yuden Co., Ltd. (a)	179,071
		828,639
	Food & Staples Retailing – 0.5%
5,900	Kobe Bussan Co., Ltd. (a)	181,571
	Food Products – 0.3%
3,800	Ajinomoto Co., Inc. (a)	107,855
	Gas Utilities – 1.7%
20,800	Osaka Gas Co., Ltd. (a)	356,433
12,800	Tokyo Gas Co., Ltd. (a)	234,332
		590,765
	Health Care Equipment & Supplies – 0.2%
800	Sysmex Corp. (a)	57,942
	Household Durables – 3.3%
19,700	Iida Group Holdings Co., Ltd. (a)	339,646
6,600	Open House Group Co., Ltd. (a)	292,069
10,400	Panasonic Corp. (a)	101,006

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
3,600	Sony Group Corp. (a)	$370,352
		1,103,073
	Industrial Conglomerates – 0.9%
2,100	Hitachi Ltd. (a)	105,093
5,600	Toshiba Corp. (a)	212,763
		317,856
	Insurance – 4.5%
22,700	Dai-ichi Life Holdings, Inc. (a)	461,282
29,400	Japan Post Holdings Co., Ltd. (a)	215,921
14,200	Japan Post Insurance Co., Ltd. (a)	247,295
5,400	Sompo Holdings, Inc. (a)	237,279
9,000	T&D Holdings, Inc. (a)	122,202
4,100	Tokio Marine Holdings, Inc. (a)	238,592
		1,522,571
	IT Services – 2.9%
7,400	NEC Corp. (a)	310,879
21,400	NTT Data Corp. (a)	420,559
11,500	TIS, Inc. (a)	269,130
		1,000,568
	Machinery – 6.6%
10,300	Ebara Corp. (a)	571,352
10,300	Kubota Corp. (a)	193,066
16,100	MINEBEA MITSUMI, Inc. (a)	350,658
2,800	MISUMI Group, Inc. (a)	83,358
14,900	Mitsubishi Heavy Industries Ltd. (a)	489,110
27,100	NGK Insulators Ltd. (a)	386,583
300	SMC Corp. (a)	167,698
		2,241,825
	Marine – 5.6%
9,500	Kawasaki Kisen Kaisha Ltd. (a) (c)	618,360
23,100	Mitsui OSK Lines Ltd. (a) (c)	641,690
7,500	Nippon Yusen KK (a) (c)	656,058
		1,916,108
	Metals & Mining – 6.2%
6,200	Hitachi Metals Ltd. (a) (b)	103,728
44,900	JFE Holdings, Inc. (a)	628,339
35,100	Nippon Steel Corp. (a)	619,327
15,100	Sumitomo Metal Mining Co., Ltd. (a)	765,021
		2,116,415
	Oil, Gas & Consumable Fuels – 5.5%
122,700	ENEOS Holdings, Inc. (a)	458,741
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
22,400	Idemitsu Kosan Co., Ltd. (a)	$617,468
65,900	Inpex Corp. (a)	774,809
		1,851,018
	Paper & Forest Products – 1.4%
94,600	Oji Holdings Corp. (a)	469,328
	Pharmaceuticals – 1.3%
19,900	Sumitomo Dainippon Pharma Co., Ltd. (a)	196,328
8,400	Takeda Pharmaceutical Co., Ltd. (a)	239,335
		435,663
	Professional Services – 2.0%
19,700	Persol Holdings Co., Ltd. (a)	441,404
5,700	Recruit Holdings Co., Ltd. (a)	247,648
		689,052
	Road & Rail – 0.8%
3,800	NIPPON EXPRESS HOLDINGS, Inc. (a)	261,063
	Semiconductors & Semiconductor Equipment – 4.7%
2,400	Advantest Corp. (a)	187,377
4,300	SCREEN Holdings Co., Ltd. (a) (c)	428,604
12,000	Shinko Electric Industries Co., Ltd. (a)	564,483
800	Tokyo Electron Ltd. (a)	410,849
		1,591,313
	Technology Hardware, Storage & Peripherals – 1.3%
14,100	Canon, Inc. (a)	343,673
6,400	Seiko Epson Corp. (a)	96,147
		439,820
	Tobacco – 0.3%
5,700	Japan Tobacco, Inc. (a)	97,342
	Trading Companies & Distributors – 9.4%
11,200	ITOCHU Corp. (a) (c)	378,851
58,900	Marubeni Corp. (a)	683,959
18,000	Mitsubishi Corp. (a)	675,481
24,200	Mitsui & Co., Ltd. (a)	656,915
23,300	Sumitomo Corp. (a)	403,525
9,900	Toyota Tsusho Corp. (a)	406,315
		3,205,046

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 2.4%
7,800	KDDI Corp. (a)	$255,736
12,100	SoftBank Group Corp. (a)	540,987
		796,723
	Total Common Stocks	33,403,016
	(Cost $34,761,707)
MONEY MARKET FUNDS – 8.2%
2,793,104	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (d) (e)	2,793,104
	(Cost $2,793,104)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.9%
$311,539	BNP Paribas S.A., 0.24% (d), dated 3/31/22, due 4/1/22, with a maturity value of $311,541. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 9/30/25. The value of the collateral including accrued interest is $317,411. (e)	311,539
	(Cost $311,539)
	Total Investments – 107.4%	36,507,659
	(Cost $37,866,350)
	Net Other Assets and Liabilities – (7.4)%	(2,512,475)
	Net Assets – 100.0%	$33,995,184

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $33,403,016 or 98.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,337,231 and the total value of the collateral held by the Fund is $3,104,643.
(d)	Rate shown reflects yield as of March 31, 2022.
(e)	This security serves as collateral for securities on loan.

Country Allocation†	% of Net Assets
Japan	98.3%
United States	9.1
Total Investments	107.4
Net Other Assets and Liabilities	(7.4)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 33,403,016	$ —	$ 33,403,016	$ —
Money Market Funds	2,793,104	2,793,104	—	—
Repurchase Agreements	311,539	—	311,539	—
Total Investments	$ 36,507,659	$ 2,793,104	$ 33,714,555	$—

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.1%
	Australia – 6.3%
553,201	Aurizon Holdings Ltd. (b)	$1,520,554
136,366	BlueScope Steel Ltd. (b)	2,120,505
17,422	Domino’s Pizza Enterprises Ltd. (b)	1,134,065
233,582	Fortescue Metals Group Ltd. (b)	3,590,586
555,767	Harvey Norman Holdings Ltd. (b)	2,214,743
78,703	IGO Ltd. (b)	822,702
194,673	Medibank Pvt Ltd. (b)	447,266
46,789	Mineral Resources Ltd. (b)	1,844,434
92,608	Newcrest Mining Ltd. (b)	1,871,366
411,104	Northern Star Resources Ltd. (b)	3,316,661
1,704,578	Pilbara Minerals Ltd. (b) (c)	4,027,117
119,876	QBE Insurance Group Ltd. (b)	1,027,975
28,193	Rio Tinto Ltd. (b)	2,520,458
39,080	WiseTech Global Ltd. (b)	1,470,924
		27,929,356
	Austria – 0.9%
35,244	Erste Group Bank AG (b)	1,285,225
41,740	OMV AG (b)	1,994,441
19,723	Raiffeisen Bank International AG (b)	280,009
13,596	voestalpine AG (b)	404,566
		3,964,241
	Belgium – 1.5%
17,149	D’ieteren Group (b)	2,887,599
50,828	Proximus S.A.D.P. (b)	946,488
6,346	Sofina S.A. (b)	2,305,939
8,501	Umicore S.A. (b)	367,476
		6,507,502
	Bermuda – 0.7%
624,288	Hopson Development Holdings Ltd. (b) (d)	1,179,893
2,048,913	Nine Dragons Paper Holdings Ltd. (b)	1,779,165
		2,959,058
	Canada – 12.1%
51,184	AltaGas Ltd.	1,146,384
161,638	ARC Resources Ltd.	2,164,396
27,964	Barrick Gold Corp.	685,819
18,846	Brookfield Asset Management, Inc., Class A	1,065,500
21,820	BRP, Inc.	1,786,582
27,620	Canadian Natural Resources Ltd.	1,710,246
200,329	Cenovus Energy, Inc.	3,339,484
15,779	Colliers International Group, Inc.	2,056,577
5,003	Fairfax Financial Holdings, Ltd.	2,729,429
23,406	George Weston Ltd.	2,882,337
13,819	Gildan Activewear, Inc.	518,316
49,854	Great-West Lifeco, Inc.	1,469,121
26,750	iA Financial Corp., Inc.	1,626,419
Shares	Description	Value

	Canada (Continued)
47,930	Imperial Oil Ltd.	$2,319,534
470,949	Kinross Gold Corp.	2,765,081
20,931	Lightspeed Commerce, Inc. (c)	638,403
22,074	Loblaw Cos., Ltd.	1,980,771
283,250	Lundin Mining Corp.	2,870,677
13,419	Magna International, Inc.	861,504
23,338	Nutrien Ltd.	2,412,300
22,038	Nuvei Corp. (c)	1,657,059
35,713	Onex Corp.	2,393,341
76,593	Power Corp. of Canada	2,371,035
20,476	Teck Resources Ltd., Class B	826,803
24,678	TFI International, Inc.	2,628,385
4,567	Thomson Reuters Corp.	495,844
74,319	Tourmaline Oil Corp.	3,424,209
29,975	West Fraser Timber Co., Ltd.	2,466,287
		53,291,843
	Cayman Islands – 1.4%
174,108	CK Asset Holdings Ltd. (b)	1,190,103
302,608	CK Hutchison Holdings Ltd. (b)	2,212,794
826,967	Shimao Group Holdings Ltd. (b) (d)	461,683
2,832,530	WH Group Ltd. (b) (e) (f)	1,778,702
168,298	Xinyi Glass Holdings Ltd. (b)	403,523
		6,046,805
	Denmark – 0.7%
931	AP Moller - Maersk A.S., Class B (b)	2,797,621
2,103	DSV A.S. (b)	403,052
		3,200,673
	Finland – 1.3%
82,844	Fortum Oyj (b)	1,514,145
97,286	Kojamo Oyj (b)	2,337,616
12,000	QT Group Oyj (b) (c)	1,657,472
		5,509,233
	France – 3.6%
11,413	Arkema S.A. (b)	1,364,311
18,086	AXA S.A. (b)	529,456
15,714	BNP Paribas S.A. (b)	897,971
261,097	Bollore S.A. (b)	1,367,218
9,672	Capgemini SE (b)	2,146,247
22,438	Cie de Saint-Gobain (b)	1,335,070
79,999	Electricite de France S.A. (b) (d)	750,886
21,445	Eurazeo SE (b)	1,802,957
2,702	Sartorius Stedim Biotech (b)	1,106,238
32,035	Societe Generale S.A. (b)	858,774
32,925	Veolia Environnement S.A. (b)	1,055,690
199,723	Vivendi SE (b)	2,609,285
		15,824,103
	Germany – 4.5%
21,053	Bayerische Motoren Werke AG (b)	1,819,349

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
22,022	Covestro AG (b) (e) (f)	$1,108,927
15,669	Dermapharm Holding SE (b)	996,279
26,897	HeidelbergCement AG (b)	1,524,366
5,448	HelloFresh SE (b) (c)	244,527
16,728	HUGO BOSS AG (b)	965,072
17,823	LEG Immobilien SE (b)	2,029,648
20,923	Mercedes-Benz Group AG (b)	1,468,576
2,321	Merck KGaA (b)	484,705
25,343	Porsche Automobil Holding SE (Preference Shares) (b)	2,437,845
1,585	Sartorius AG (Preference Shares) (b)	699,530
51,611	TAG Immobilien AG (b)	1,168,672
60,415	Uniper SE (b)	1,560,773
6,748	Volkswagen AG (Preference Shares) (b)	1,159,653
25,179	Vonovia SE (b)	1,173,604
5,398	Wacker Chemie AG (b)	918,733
		19,760,259
	Hong Kong – 0.7%
1,154,864	Sino Land Co., Ltd. (b)	1,489,095
40,298	Sun Hung Kai Properties Ltd. (b)	479,445
75,769	Techtronic Industries Co., Ltd. (b)	1,213,931
		3,182,471
	Ireland – 0.6%
426,386	Bank of Ireland Group PLC (b) (c)	2,711,438
	Isle Of Man (U.K.) – 0.3%
70,312	Entain PLC (b) (c)	1,506,155
	Israel – 1.8%
236,984	Bank Leumi Le-Israel BM (b)	2,552,960
206,161	ICL Group Ltd. (b)	2,450,756
95,132	Israel Discount Bank Ltd., Class A (b)	591,642
59,768	Mizrahi Tefahot Bank Ltd. (b)	2,334,066
		7,929,424
	Italy – 2.5%
490,674	A2A S.p.A. (b)	840,413
186,351	Banca Mediolanum S.p.A. (b)	1,583,528
110,305	Buzzi Unicem S.p.A (b)	2,041,212
15,557	Interpump Group S.p.A. (b)	779,556
61,231	Leonardo S.p.A. (b) (c)	608,463
146,050	Poste Italiane S.p.A. (b) (e) (f)	1,656,296
5,465	Reply S.p.A. (b)	897,875
6,417,146	Telecom Italia S.p.A. (b)	2,355,913
37,878	UniCredit S.p.A. (b)	408,618
		11,171,874
	Japan – 23.4%
274,800	Acom Co., Ltd. (b)	714,621
Shares	Description	Value

	Japan (Continued)
49,200	AGC, Inc. (b)	$1,965,805
69,200	Aisin Corp. (b)	2,365,092
34,100	Ajinomoto Co., Inc. (b)	967,853
22,000	Asics Corp. (b)	424,530
4,000	BayCurrent Consulting, Inc. (b)	1,447,913
127,900	Chubu Electric Power Co., Inc. (b)	1,323,744
113,900	Dai-ichi Life Holdings, Inc. (b)	2,314,538
20,300	Ebara Corp. (b)	1,126,063
370,700	ENEOS Holdings, Inc. (b)	1,385,946
23,400	FUJIFILM Holdings Corp. (b)	1,428,334
42,400	Hitachi Ltd. (b)	2,121,874
65,260	Honda Motor Co., Ltd. (b)	1,849,850
18,200	Ibiden Co., Ltd. (b)	887,285
95,600	Idemitsu Kosan Co., Ltd. (b)	2,635,264
58,700	Iida Group Holdings Co., Ltd. (b)	1,012,043
128,600	Inpex Corp. (b)	1,511,994
76,500	Isuzu Motors Ltd. (b)	988,228
34,400	ITOCHU Corp. (b) (d)	1,163,613
166,000	JFE Holdings, Inc. (b)	2,323,037
78,100	Kajima Corp. (b)	950,221
103,800	Kansai Electric Power (The) Co., Inc. (b)	977,710
46,300	Kawasaki Kisen Kaisha Ltd. (b) (d)	3,013,692
15,300	KDDI Corp. (b)	501,636
6,200	Kikkoman Corp. (b)	410,665
18,300	Makita Corp. (b)	585,538
181,100	Marubeni Corp. (b)	2,102,971
115,400	Mazda Motor Corp. (b)	848,259
35,500	MISUMI Group, Inc. (b)	1,056,864
220,100	Mitsubishi Chemical Holdings Corp. (b)	1,463,826
47,800	Mitsubishi Corp. (b)	1,793,778
36,200	Mitsubishi Electric Corp. (b)	415,173
76,300	Mitsubishi Gas Chemical Co., Inc. (b)	1,291,606
95,800	Mitsubishi HC Capital, Inc. (b)	445,136
37,300	Mitsubishi Heavy Industries Ltd. (b)	1,224,415
45,700	Mitsui & Co., Ltd. (b)	1,240,537
59,800	Mitsui Chemicals, Inc. (b)	1,503,347
111,900	Mitsui OSK Lines Ltd. (b) (d)	3,108,446
53,000	Nabtesco Corp. (b)	1,399,335
18,600	NEC Corp. (b)	781,399
88,800	NGK Insulators Ltd. (b)	1,266,737
45,100	Nikon Corp. (b)	481,579
7,300	NIPPON EXPRESS HOLDINGS, Inc. (b)	501,516
80,000	Nippon Sanso Holdings Corp. (b)	1,521,086
55,400	Nippon Steel Corp. (b)	977,514
33,300	Nippon Yusen KK (b) (d)	2,912,899
104,100	NTT Data Corp. (b)	2,045,802

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
121,300	Obayashi Corp. (b)	$890,310
299,100	Oji Holdings Corp. (b)	1,483,890
42,500	Open House Group Co., Ltd. (b)	1,880,745
53,400	ORIX Corp. (b)	1,064,399
82,500	Osaka Gas Co., Ltd. (b)	1,413,735
80,200	Persol Holdings Co., Ltd. (b)	1,796,986
57,000	Rakus Co., Ltd. (b)	765,071
16,500	Recruit Holdings Co., Ltd. (b)	716,876
124,700	Seiko Epson Corp. (b) (d)	1,873,357
5,100	Shimano, Inc. (b)	1,167,943
66,800	Shimizu Corp. (b)	400,877
43,500	SoftBank Group Corp. (b)	1,944,870
34,600	Sompo Holdings, Inc. (b)	1,520,340
4,500	Sony Group Corp. (b)	462,941
39,900	Stanley Electric Co., Ltd. (b)	754,399
54,200	Subaru Corp. (b)	860,858
96,300	Sumitomo Chemical Co., Ltd. (b)	440,940
113,000	Sumitomo Electric Industries Ltd. (b)	1,343,262
55,400	Sumitomo Metal Mining Co., Ltd. (b)	2,806,765
22,600	Suzuki Motor Corp. (b)	774,507
109,100	T&D Holdings, Inc. (b)	1,481,358
15,600	Taisei Corp. (b)	450,358
42,600	Taiyo Yuden Co., Ltd. (b)	1,907,102
9,400	Tokio Marine Holdings, Inc. (b)	547,017
528,100	Tokyo Electric Power Co., Holdings, Inc. (b) (c)	1,743,251
54,200	Tokyo Gas Co., Ltd. (b)	992,251
118,400	Toppan, Inc. (b)	2,088,570
138,480	Tosoh Corp. (b)	2,046,666
28,200	Toyota Motor Corp. (b)	508,672
11,800	Toyota Tsusho Corp. (b)	484,295
72,200	Yamaha Motor Co., Ltd. (b)	1,618,269
		103,010,194
	Jersey – 0.6%
319,234	Glencore PLC (b)	2,077,163
37,422	WPP PLC (b)	489,783
		2,566,946
	Luxembourg – 1.3%
36,391	APERAM S.A. (b)	1,608,369
82,312	ArcelorMittal S.A. (b)	2,636,793
15,720	Eurofins Scientific SE (b)	1,555,066
		5,800,228
	Netherlands – 2.8%
180	Adyen N.V. (b) (c) (e) (f)	356,525
195,029	Aegon N.V. (b)	1,033,874
30,264	Arcadis N.V. (b)	1,359,771
2,576	ASM International N.V. (b)	938,003
674	ASML Holding N.V. (b)	450,382
44,089	ASR Nederland N.V. (b)	2,058,336
Shares	Description	Value

	Netherlands (Continued)
5,272	IMCD N.V. (b)	$899,363
15,159	Koninklijke Ahold Delhaize N.V. (b)	487,597
9,622	NN Group N.V. (b)	487,631
85,344	OCI N.V. (b) (c)	3,013,026
23,069	STMicroelectronics N.V. (b)	1,002,671
		12,087,179
	New Zealand – 0.5%
37,761	Mainfreight Ltd. (b)	2,186,420
	Norway – 2.6%
98,963	Equinor ASA (b)	3,694,948
18,075	Kongsberg Gruppen ASA (b)	717,689
83,908	Nordic Semiconductor ASA (b) (c)	2,137,445
201,777	Norsk Hydro ASA (b)	1,960,441
210,651	Storebrand ASA (b)	2,106,242
20,294	Yara International ASA (b)	1,014,873
		11,631,638
	Portugal – 0.1%
81,454	Banco Espirito Santo S.A. (b) (c) (g) (h) (i)	0
25,311	Jeronimo Martins SGPS S.A. (b)	607,209
		607,209
	Singapore – 0.5%
70,700	Jardine Cycle & Carriage Ltd. (b)	1,301,173
778,800	Olam Group Ltd.	1,005,571
		2,306,744
	South Korea – 9.5%
8,056	Coway Co., Ltd. (b)	454,086
6,400	Ecopro BM Co., Ltd. (b) (d)	2,068,274
12,882	Hana Financial Group, Inc. (b)	512,358
55,281	Hankook Tire & Technology Co., Ltd. (b)	1,526,304
13,342	Hanwha Solutions Corp. (b) (c)	393,179
10,770	Hyundai Glovis Co., Ltd. (b)	1,698,216
4,725	Hyundai Mobis Co., Ltd. (b)	832,784
2,989	Hyundai Motor Co. (b)	441,000
25,247	Hyundai Steel Co. (b)	857,415
56,926	Industrial Bank of Korea (b)	505,868
22,084	Kia Corp. (b)	1,337,587
50,762	Korea Electric Power Corp. (b) (c)	945,749
6,926	Korea Investment Holdings Co., Ltd. (b)	444,953
4,753	Korea Zinc Co., Ltd. (b)	2,287,863
55,005	KT Corp. (b)	1,611,123
22,084	KT&G Corp. (b)	1,469,250
15,813	Kumho Petrochemical Co., Ltd. (b)	2,004,067
16,696	L&F Co., Ltd. (b) (c)	3,072,446

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
32,136	LG Corp. (b)	$2,018,082
126,169	LG Display Co., Ltd. (b)	2,126,848
119,546	LG Uplus Corp. (b)	1,375,319
12,375	Lotte Chemical Corp. (b)	2,123,929
7,245	POSCO Holdings, Inc. (b)	1,737,885
8,067	Samsung Electronics Co., Ltd. (b)	461,618
93,578	Samsung Engineering Co., Ltd. (b) (c)	2,008,468
23,213	SK Hynix, Inc. (b)	2,233,072
29,432	SK Telecom Co., Ltd. (b)	1,376,189
14,148	SKC Co., Ltd. (b)	1,778,937
16,302	S-Oil Corp. (b)	1,293,468
51,307	Woori Financial Group, Inc. (b)	643,067
		41,639,404
	Spain – 1.2%
3,001,625	Banco de Sabadell S.A. (b) (d)	2,452,799
162,294	CaixaBank S.A. (b)	550,482
430,537	Telefonica S.A. (b)	2,086,494
		5,089,775
	Sweden – 6.4%
68,751	AddLife AB, Class B (b)	1,905,416
14,265	Avanza Bank Holding AB (b)	364,925
50,649	Beijer Ref AB (b)	917,328
62,580	Boliden AB (b)	3,156,861
82,360	Castellum AB (b) (d)	2,033,447
36,201	EQT AB (b)	1,411,778
12,626	Getinge AB, Class B (b)	503,007
81,187	Industrivarden AB, Class C (b)	2,262,998
116,754	Investor AB, Class B (b)	2,536,859
71,431	Kinnevik AB, Class B (b) (c)	1,862,640
37,428	Lifco AB, Class B (b)	950,132
54,059	Lundin Energy AB (b) (d)	2,269,079
159,659	Nibe Industrier AB, Class B (b)	1,769,749
455,504	Samhallsbyggnadsbolaget i Norden AB (b) (d)	2,033,258
51,626	Sinch AB (b) (c) (e) (f)	350,152
468,975	SSAB AB, Class B (b) (c)	3,122,701
20,003	Thule Group AB (b) (e) (f)	791,835
		28,242,165
	Switzerland – 1.3%
1,976	Bachem Holding AG, Class B (b)	1,087,477
53,439	Clariant AG (b)	927,328
10,433	Holcim Ltd. (b)	507,427
1,474	Kuehne + Nagel International AG (b)	418,512
4,182	PSP Swiss Property AG (b)	549,232
559	Straumann Holding AG (b)	892,548
3,817	VAT Group AG (b) (e) (f)	1,453,281
		5,835,805
Shares	Description	Value

	United Kingdom – 7.0%
146,082	3i Group PLC (b)	$2,641,509
732,411	abrdn PLC (b)	2,050,822
57,702	Anglo American PLC (b)	2,998,333
6,631	Ashtead Group PLC (b)	417,517
113,389	Barratt Developments PLC (b)	771,931
110,023	BP PLC (b)	539,375
1,981,697	Centrica PLC (b) (c)	2,072,960
21,895	Endeavour Mining PLC (b)	543,645
164,334	Frasers Group PLC (b) (c)	1,360,079
95,830	Fresnillo PLC (b)	917,401
40,586	Future PLC (b)	1,379,102
125,388	Howden Joinery Group PLC (b)	1,257,019
46,166	Inchcape PLC (b)	403,961
131,187	J Sainsbury PLC (b)	434,201
535,634	JD Sports Fashion PLC (b)	1,032,122
445,062	Kingfisher PLC (b)	1,485,460
399,582	Legal & General Group PLC (b)	1,416,675
612,112	Marks & Spencer Group PLC (b) (c)	1,235,462
25,733	Prudential PLC (b)	379,903
30,721	Rio Tinto PLC (b)	2,456,038
534,335	Rolls-Royce Holdings PLC (b) (c)	702,649
444,455	Royal Mail PLC (b)	1,909,667
124,223	St. James’s Place PLC (b)	2,342,026
		30,747,857
	Total Common Stocks	423,245,999
	(Cost $418,148,128)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.8%
	Australia – 0.6%
129,422	Dexus (b)	1,056,429
413,537	GPT (The) Group (b)	1,595,141
		2,651,570
	Canada – 0.9%
43,279	Canadian Apartment Properties REIT	1,857,312
28,399	Granite Real Estate Investment Trust	2,189,413
		4,046,725
	United Kingdom – 1.3%
156,656	Segro PLC (b)	2,753,864
880,547	Tritax Big Box REIT PLC (b)	2,788,092
		5,541,956
	Total Real Estate Investment Trusts	12,240,251
	(Cost $10,629,312)

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 4.7%
20,752,406	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (j) (k)	$20,752,406
	(Cost $20,752,406)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.5%
$2,314,693	BNP Paribas S.A., 0.24% (j), dated 3/31/22, due 4/1/22, with a maturity value of $2,314,708. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 9/30/25. The value of the collateral including accrued interest is $2,358,324. (k)	2,314,693
	(Cost $2,314,693)
	Total Investments – 104.1%	458,553,349
	(Cost $451,844,539)
	Net Other Assets and Liabilities – (4.1)%	(17,984,025)
	Net Assets – 100.0%	$440,569,324

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $377,142,111 or 85.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $19,253,765 and the total value of the collateral held by the Fund is $23,067,099.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	This issuer has filed for protection in bankruptcy court.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of March 31, 2022.
(k)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Materials	22.5%
Industrials	17.1
Financials	15.9
Consumer Discretionary	10.7
Information Technology	7.2
Real Estate	7.0
Energy	6.5
Communication Services	4.1
Utilities	3.8
Consumer Staples	3.1
Health Care	2.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	22.5%
Euro	19.4
Canadian Dollar	12.5
South Korean Won	9.1
British Pound Sterling	8.8
Australian Dollar	6.7
Swedish Krona	6.2
United States Dollar	5.0
Hong Kong Dollar	2.6
Norwegian Krone	2.5
Israeli Shekel	1.7
Swiss Franc	1.3
Danish Krone	0.7
Singapore Dollar	0.5
New Zealand Dollar	0.5
Total	100.0%

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 53,291,843	$ 53,291,843	$ —	$ —
Portugal	607,209	—	607,209	—**
Singapore	2,306,744	1,005,571	1,301,173	—
Other Country Categories*	367,040,203	—	367,040,203	—
Real Estate Investment Trusts:
Canada	4,046,725	4,046,725	—	—
Other Country Categories*	8,193,526	—	8,193,526	—
Money Market Funds	20,752,406	20,752,406	—	—
Repurchase Agreements	2,314,693	—	2,314,693	—
Total Investments	$ 458,553,349	$ 79,096,545	$ 379,456,804	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.8%
	Bermuda – 1.4%
3,532,408	CGN New Energy Holdings Co., Ltd. (b) (c)	$1,536,531
4,490,508	Kunlun Energy Co., Ltd. (b)	3,880,857
		5,417,388
	Brazil – 11.8%
430,120	Braskem S.A., Class A (Preference Shares)	4,002,125
264,679	Cia de Saneamento Basico do Estado de Sao Paulo	2,652,321
1,091,509	Cia Energetica de Minas Gerais (Preference Shares)	3,487,015
888,387	Cia Siderurgica Nacional S.A.	4,857,062
3,205,390	CSN Mineracao S.A.	4,059,714
941,824	Gerdau S.A. (Preference Shares)	6,094,789
688,502	JBS S.A.	5,383,882
937,319	Petroleo Brasileiro S.A. (Preference Shares)	6,585,379
868,853	TIM S.A.	2,516,563
267,807	Vale S.A.	5,377,459
434,633	Vibra Energia S.A.	2,134,344
		47,150,653
	Cayman Islands – 7.7%
98,293	Baidu, Inc., Class A (b) (d)	1,734,741
606,923	China Conch Environment Protection Holdings Ltd. (d)	759,303
606,923	China Conch Venture Holdings Ltd. (b)	1,769,297
3,639,225	China Hongqiao Group Ltd. (b)	4,781,024
1,169,100	China Lesso Group Holdings Ltd. (b)	1,403,207
3,884,432	China Resources Cement Holdings Ltd. (b)	3,220,021
221,115	China Resources Land Ltd. (b)	1,023,795
3,208,339	China State Construction International Holdings Ltd. (b)	4,254,512
529,951	Chinasoft International Ltd. (b)	434,380
905,549	Country Garden Holdings Co., Ltd. (b)	693,203
1,034,289	Kingboard Holdings Ltd. (b)	4,988,522
3,583,358	Logan Group Co., Ltd. (b) (c)	1,010,795
2,340,853	Seazen Group Ltd. (b)	1,249,440
12,725	Silergy Corp. (b)	1,492,017
1,757,614	Sunac China Holdings Ltd. (b)	1,008,819
116,384	Zhongsheng Group Holdings Ltd. (b)	818,323
		30,641,399
	China – 24.7%
6,190,937	Aluminum Corp. of China Ltd., Class H (b) (d)	3,583,396
7,596,797	Angang Steel Co., Ltd., Class H (b)	3,467,776
Shares	Description	Value

	China (Continued)
694,642	Anhui Conch Cement Co., Ltd., Class H (b)	$3,552,732
1,578,693	Bank of Communications Co., Ltd., Class H (b)	1,130,213
89,955	BYD Co., Ltd., Class H (b)	2,502,125
6,154,388	CGN Power Co., Ltd., Class H (b) (e) (f)	1,602,527
6,128,605	China Coal Energy Co., Ltd., Class H (b)	4,582,516
1,306,703	China Construction Bank Corp., Class H (b)	978,806
1,136,696	China Longyuan Power Group Corp., Ltd., Class H (b)	2,555,003
2,076,493	China National Building Material Co., Ltd., Class H (b)	2,554,178
7,556,747	China Petroleum & Chemical Corp., Class H (b)	3,755,120
3,759,491	China Railway Group Ltd., Class H (b)	2,093,930
16,574,187	China Reinsurance Group Corp., Class H (b)	1,512,867
400,209	China Shenhua Energy Co., Ltd., Class H (b)	1,273,945
3,739,606	China Suntien Green Energy Corp., Ltd., Class H (b)	2,092,656
14,299,591	China Tower Corp., Ltd., Class H (b) (e) (f)	1,600,730
3,818,855	COSCO SHIPPING Energy Transportation Co., Ltd., Class H (b)	1,765,175
1,832,427	COSCO SHIPPING Holdings Co., Ltd., Class H (b) (g)	3,150,579
14,586,117	Datang International Power Generation Co., Ltd., Class H (b)	2,092,742
2,831,078	Dongfang Electric Corp., Ltd., Class H (b) (c)	3,134,372
5,246,895	Dongfeng Motor Group Co., Ltd., Class H (b)	3,924,823
1,016,471	Great Wall Motor Co., Ltd., Class H (b)	1,595,336
9,030,562	Huadian Power International Corp., Ltd., Class H (b) (c)	2,764,055
6,962,742	Huaneng Power International, Inc., Class H (b)	2,953,265
2,120,328	Huaxin Cement Co., Ltd., Class H (d)	3,675,852
2,199,098	Inner Mongolia ERDOS Resources Co., Ltd., Class B (b)	4,806,518
923,824	Jiangsu Expressway Co., Ltd., Class H (b)	964,795
1,931,882	Legend Holdings Corp., Class H (b) (e) (f)	2,413,830

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
10,271,352	Maanshan Iron & Steel Co., Ltd., Class H (b)	$4,100,575
15,193,188	Metallurgical Corp. of China Ltd., Class H (b)	4,077,402
1,919,262	Orient Securities Co., Ltd., Class H (b) (e) (f)	1,246,345
5,928,721	PetroChina Co., Ltd., Class H (b)	3,010,705
1,932,198	PICC Property & Casualty Co., Ltd., Class H (b)	1,967,549
250,211	Shanghai Baosight Software Co., Ltd., Class B (b)	1,014,418
359,300	Sinopharm Group Co., Ltd., Class H (b)	815,630
4,766,855	Sinotrans Ltd., Class H (b)	1,480,126
1,778,764	Xinjiang Goldwind Science & Technology Co., Ltd., Class H (b) (c)	2,663,885
1,979,447	Yankuang Energy Group Co., Ltd., Class H (b)	5,852,615
1,046,277	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H (b) (c)	660,555
		98,969,667
	Hong Kong – 6.2%
936,676	Beijing Enterprises Holdings Ltd. (b)	2,956,066
3,720,399	China Everbright Environment Group Ltd. (b)	2,233,006
2,183,439	China Merchants Port Holdings Co., Ltd. (b)	3,932,340
1,644,489	China Overseas Land & Investment Ltd. (b)	4,893,554
8,829,197	China Power International Development Ltd. (b)	4,645,074
1,623,791	China Resources Power Holdings Co., Ltd. (b)	3,021,929
923,564	Far East Horizon Ltd. (b)	823,474
770,093	Fosun International Ltd. (b)	832,341
4,051,597	Sun Art Retail Group Ltd. (b) (c)	1,464,485
		24,802,269
	Hungary – 1.2%
561,850	MOL Hungarian Oil & Gas PLC (b)	4,936,632
	India – 13.7%
47,361	Adani Enterprises Ltd. (b)	1,251,160
347,503	Ambuja Cements Ltd. (b)	1,365,156
15,520	Apollo Hospitals Enterprise Ltd. (b)	921,073
1,559,131	Ashok Leyland Ltd. (b)	2,394,991
287,813	Aurobindo Pharma Ltd. (b)	2,527,962
11,733	Bajaj Finserv Ltd. (b)	2,618,336
685,249	Bharat Electronics Ltd. (b)	1,895,534
Shares	Description	Value

	India (Continued)
482,691	Bharat Petroleum Corp., Ltd. (b)	$2,279,186
202,071	Bharti Airtel Ltd. (b) (d)	2,003,424
166,693	DLF Ltd. (b)	830,641
437,766	GAIL India Ltd. (b)	895,253
124,975	Grasim Industries Ltd. (b)	2,730,408
151,920	Havells India Ltd. (b)	2,299,771
712,541	Hindalco Industries Ltd. (b)	5,316,002
40,841	Larsen & Toubro Ltd. (b)	947,133
16,571	Mindtree Ltd. (b)	932,347
44,790	Mphasis Ltd. (b)	1,981,638
306,991	State Bank of India (b)	1,983,422
417,213	Tata Motors Ltd. (b) (d)	2,358,026
1,752,109	Tata Power (The) Co., Ltd. (b)	5,476,308
269,742	Tata Steel Ltd. (b)	4,614,606
64,316	Titan Co., Ltd. (b)	2,142,583
966,972	Vedanta Ltd. (b)	5,106,567
		54,871,527
	Indonesia – 0.7%
1,235,741	Gudang Garam Tbk PT (b)	2,716,352
	Malaysia – 1.2%
1,911,500	Hartalega Holdings Bhd	2,204,834
404,500	Tenaga Nasional Bhd (b)	865,816
4,086,400	Top Glove Corp. Bhd	1,865,958
		4,936,608
	Mexico – 2.8%
1,326,409	Grupo Bimbo S.A.B. de C.V., Series A	4,001,234
816,564	Grupo Carso S.A.B. de C.V., Series A1	3,070,429
316,434	Industrias Penoles S.A.B. de C.V.	3,993,209
		11,064,872
	Philippines – 0.3%
244,910	International Container Terminal Services, Inc. (b)	1,060,969
	Poland – 1.8%
22,394	Dino Polska S.A. (b) (d) (e) (f)	1,807,349
18,114	mBank S.A. (b) (d)	1,510,658
226,783	Polski Koncern Naftowy ORLEN S.A. (b)	4,069,730
		7,387,737
	Russia – 0.2%
76,383,797	Inter RAO UES PJSC (b) (h) (i)	173,641
11,679	Magnit PJSC (b) (h) (i)	28,878
4,142,443	Magnitogorsk Iron & Steel Works PJSC (b) (h) (i)	159,757
262,800,255	RusHydro PJSC (b) (h) (i)	146,735
403,137	Tatneft PJSC (b) (h) (i)	120,552
		629,563

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Africa – 11.2%
104,054	Aspen Pharmacare Holdings Ltd. (b)	$1,409,172
71,894	Bidvest Group (The) Ltd.	1,100,612
655,458	FirstRand Ltd. (b)	3,459,616
410,510	Impala Platinum Holdings Ltd. (b)	6,318,695
85,249	Kumba Iron Ore Ltd. (b)	3,786,803
398,825	MTN Group Ltd. (b)	5,160,447
4,971,473	Old Mutual Ltd. (b)	4,678,140
311,247	Remgro Ltd. (b)	3,183,309
220,492	Sanlam Ltd. (b)	1,085,488
197,520	Sasol Ltd. (b) (d)	4,775,256
78,841	Shoprite Holdings Ltd. (b)	1,272,541
1,514,867	Sibanye Stillwater Ltd. (b)	6,091,240
196,877	Standard Bank Group Ltd. (b)	2,445,985
		44,767,304
	Taiwan – 9.7%
572,381	Asia Cement Corp. (b)	966,521
240,563	Asustek Computer, Inc. (b)	3,120,985
7,393,796	AU Optronics Corp. (b)	5,042,986
623,301	Catcher Technology Co., Ltd. (b)	3,127,001
1,352,319	Cathay Financial Holding Co., Ltd. (b)	3,018,564
3,676,074	China Development Financial Holding Corp. (b)	2,439,867
414,289	Evergreen Marine Corp. Taiwan Ltd. (b)	1,925,682
1,701,451	Fubon Financial Holding Co., Ltd. (b)	4,517,725
7,676,487	Innolux Corp. (b)	4,445,938
48,332	momo.com, Inc. (b)	1,570,972
119,991	Nan Ya Printed Circuit Board Corp. (b)	2,153,876
1,818,813	Ruentex Development Co., Ltd. (b)	4,985,911
407,797	United Microelectronics Corp. (b)	748,888
218,417	Yang Ming Marine Transport Corp. (b) (d)	936,386
		39,001,302
	Thailand – 1.2%
1,230,800	Charoen Pokphand Foods PCL	892,099
2,006,200	PTT Global Chemical PCL	3,062,095
78,800	Siam Cement (The) PCL (b)	891,631
		4,845,825
	Turkey – 3.0%
2,403,138	Enka Insaat ve Sanayi A.S. (b)	2,628,395
1,999,488	Eregli Demir ve Celik Fabrikalari T.A.S. (b)	4,383,358
Shares	Description	Value

	Turkey (Continued)
1,839,714	KOC Holding A.S.	$4,973,030
		11,984,783
	Total Common Stocks	395,184,850
	(Cost $386,838,560)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.7%
	Mexico – 0.7%
2,467,484	Fibra Uno Administracion S.A. de C.V.	2,890,516
	(Cost $3,036,981)
MONEY MARKET FUNDS – 1.0%
4,187,783	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (j) (k)	4,187,783
	(Cost $4,187,783)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.1%
$467,099	BNP Paribas S.A., 0.24% (j), dated 3/31/22, due 4/1/22, with a maturity value of $467,102. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 9/30/25. The value of the collateral including accrued interest is $475,904. (k)	467,099
	(Cost $467,099)
	Total Investments – 100.6%	402,730,248
	(Cost $394,530,423)
	Net Other Assets and Liabilities – (0.6)%	(2,554,397)
	Net Assets – 100.0%	$400,175,851

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $318,435,542 or 79.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,327,875 and the total value of the collateral held by the Fund is $4,654,882.
(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period January 1, 2022 through March 31, 2022.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of March 31, 2022.
(k)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Materials	28.1%
Industrials	14.5
Utilities	10.5
Energy	10.1
Financials	9.7
Information Technology	8.0
Real Estate	4.7
Consumer Staples	4.4
Consumer Discretionary	4.3
Communication Services	3.3
Health Care	2.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	37.9%
Indian Rupee	13.6
Brazilian Real	11.7
South African Rand	11.1
New Taiwan Dollar	10.0
Mexican Peso	3.5
Turkish Lira	3.0
United States Dollar	2.6
Polish Zloty	1.8
Hungarian Forint	1.2
Malaysian Ringgit	1.2
Thai Baht	1.2
Indonesian Rupiah	0.7
Philippine Peso	0.3
Russian Ruble	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 47,150,653	$ 47,150,653	$ —	$ —
Cayman Islands	30,641,399	759,303	29,882,096	—
China	98,969,667	3,675,852	95,293,815	—
Malaysia	4,936,608	4,070,792	865,816	—
Mexico	11,064,872	11,064,872	—	—
Russia	629,563	—	—	629,563
South Africa	44,767,304	1,100,612	43,666,692	—
Turkey	11,984,783	4,973,030	7,011,753	—
Other Country Categories*	145,040,001	—	145,040,001	—
Real Estate Investment Trusts*	2,890,516	2,890,516	—	—
Money Market Funds	4,187,783	4,187,783	—	—
Repurchase Agreements	467,099	—	467,099	—
Total Investments	$ 402,730,248	$ 79,873,413	$ 322,227,272	$ 629,563

*	See Portfolio of Investments for country breakout.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Air Freight & Logistics – 0.7%
4,812	Deutsche Post AG (a)	$229,782
	Auto Components – 3.6%
5,844	Continental AG (a) (b)	418,935
111,960	Schaeffler AG (Preference Shares) (a)	690,797
		1,109,732
	Automobiles – 16.4%
15,372	Bayerische Motoren Werke AG (a)	1,328,411
16,101	Mercedes-Benz Group AG (a)	1,130,122
16,303	Porsche Automobil Holding SE (Preference Shares) (a)	1,568,251
6,132	Volkswagen AG (Preference Shares) (a)	1,053,793
		5,080,577
	Banks – 1.0%
40,673	Commerzbank AG (a) (b)	309,071
	Chemicals – 8.1%
13,211	BASF SE (a)	753,827
25,098	Covestro AG (a) (c) (d)	1,263,820
13,630	FUCHS PETROLUB SE (Preference Shares) (a)	494,516
		2,512,163
	Construction Materials – 3.4%
18,284	HeidelbergCement AG (a)	1,036,231
	Diversified Telecommunication Services – 3.8%
16,691	Deutsche Telekom AG (a)	310,855
222,910	Telefonica Deutschland Holding AG (a)	606,270
7,787	United Internet AG (a)	267,235
		1,184,360
	Health Care Equipment & Supplies – 4.1%
2,944	Carl Zeiss Meditec AG (a)	474,211
1,828	Sartorius AG (Preference Shares) (a)	806,777
		1,280,988
	Health Care Providers & Services – 2.9%
4,761	Fresenius Medical Care AG & Co., KGaA (a)	319,038
15,371	Fresenius SE & Co., KGaA (a)	564,369
		883,407
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 2.7%
32,543	Uniper SE (a)	$840,722
	Industrial Conglomerates – 0.8%
1,782	Siemens AG (a)	246,749
	Insurance – 10.8%
6,511	Hannover Rueck SE (a)	1,106,078
3,133	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	837,575
31,977	Talanx AG (a)	1,408,771
		3,352,424
	Machinery – 3.5%
16,972	GEA Group AG (a)	695,637
5,640	KION Group AG (a)	371,716
		1,067,353
	Metals & Mining – 8.3%
15,448	Aurubis AG (a)	1,838,955
84,282	thyssenkrupp AG (a) (b)	720,394
		2,559,349
	Multi-Utilities – 6.3%
111,574	E.ON SE (a)	1,296,284
15,233	RWE AG (a)	663,283
		1,959,567
	Pharmaceuticals – 4.5%
6,093	Dermapharm Holding SE (a)	387,410
4,794	Merck KGaA (a)	1,001,153
		1,388,563
	Real Estate Management & Development – 9.8%
29,428	Deutsche Wohnen SE (a)	986,710
11,086	LEG Immobilien SE (a)	1,262,451
16,829	Vonovia SE (a)	784,407
		3,033,568
	Road & Rail – 0.8%
1,748	Sixt SE (a) (b)	235,534
	Semiconductors & Semiconductor Equipment – 2.2%
20,024	Infineon Technologies AG (a)	677,413
	Software – 3.0%
9,648	Nemetschek SE (a)	926,535
	Textiles, Apparel & Luxury Goods – 0.7%
2,531	Puma SE (a)	215,241

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 2.5%
33,979	1&1 AG (a)	$760,300
	Total Investments – 99.9%	30,889,629
	(Cost $36,923,228)
	Net Other Assets and Liabilities – 0.1%	22,812
	Net Assets – 100.0%	$30,912,441

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $30,889,629 or 99.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Country Allocation†	% of Net Assets
Germany	99.9%
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 30,889,629	$ —	$ 30,889,629	$ —

*	See Portfolio of Investments for industry breakout.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.7%
	Aerospace & Defense – 0.6%
57,733	BAE Systems PLC (a)	$542,197
	Air Freight & Logistics – 1.6%
313,652	Royal Mail PLC (a)	1,347,653
	Banks – 5.7%
509,223	Barclays PLC (a)	987,117
70,749	HSBC Holdings PLC (a)	483,256
2,656,199	Lloyds Banking Group PLC (a)	1,617,539
281,272	NatWest Group PLC (a)	794,408
141,577	Standard Chartered PLC (a)	939,789
		4,822,109
	Capital Markets – 11.6%
109,529	3i Group PLC (a)	1,980,544
658,812	abrdn PLC (a)	1,844,738
117,128	IG Group Holdings PLC (a)	1,258,039
14,467	Intermediate Capital Group PLC (a)	335,881
394,305	Investec PLC (a)	2,598,741
94,273	St. James’s Place PLC (a)	1,777,367
		9,795,310
	Chemicals – 1.5%
12,546	Croda International PLC (a)	1,290,629
	Containers & Packaging – 0.8%
165,407	DS Smith PLC (a)	695,655
	Distributors – 1.4%
139,600	Inchcape PLC (a)	1,221,525
	Diversified Telecommunication Services – 2.1%
748,843	BT Group PLC (a)	1,785,474
	Electric Utilities – 2.1%
76,996	SSE PLC (a)	1,759,285
	Electronic Equipment, Instruments & Components – 0.8%
19,838	Halma PLC (a)	649,042
	Food & Staples Retailing – 4.9%
345,267	J Sainsbury PLC (a)	1,142,760
685,859	Marks & Spencer Group PLC (a) (b)	1,384,311
437,966	Tesco PLC (a)	1,585,571
		4,112,642
	Hotels, Restaurants & Leisure – 1.4%
38,048	Greggs PLC (a)	1,222,011
	Household Durables – 4.0%
84,870	Barratt Developments PLC (a)	577,779
Shares	Description	Value

	Household Durables (Continued)
38,059	Bellway PLC (a)	$1,209,829
6,647	Berkeley Group Holdings PLC (a)	324,217
22,228	Persimmon PLC (a)	623,304
361,727	Taylor Wimpey PLC (a)	615,991
		3,351,120
	Insurance – 4.8%
232,029	Aviva PLC (a)	1,372,895
227,538	Direct Line Insurance Group PLC (a)	819,904
426,777	Legal & General Group PLC (a)	1,513,092
48,594	Phoenix Group Holdings PLC (a)	389,330
		4,095,221
	Interactive Media & Services – 1.2%
85,788	Auto Trader Group PLC (a) (c) (d)	708,204
39,926	Rightmove PLC (a)	329,974
		1,038,178
	IT Services – 1.5%
32,723	Computacenter PLC (a)	1,258,084
	Media – 4.9%
24,863	Future PLC (a)	844,839
287,124	ITV PLC (a) (b)	307,287
155,291	Pearson PLC (a)	1,522,633
113,413	WPP PLC (a)	1,484,360
		4,159,119
	Metals & Mining – 12.6%
53,170	Anglo American PLC (a)	2,762,840
23,714	Antofagasta PLC (a)	515,280
76,028	Endeavour Mining PLC (a)	1,887,748
153,120	Evraz PLC (a)	162,707
106,659	Fresnillo PLC (a)	1,021,069
253,966	Glencore PLC (a)	1,652,483
45,159	Raspadskaya OJSC (a) (e)	11,527
32,699	Rio Tinto PLC (a)	2,614,172
		10,627,826
	Multiline Retail – 0.8%
100,131	B&M European Value Retail S.A. (a)	700,547
	Multi-Utilities – 3.3%
2,219,690	Centrica PLC (a) (b)	2,321,913
29,951	National Grid PLC (a)	460,294
		2,782,207
	Oil, Gas & Consumable Fuels – 3.5%
384,164	BP PLC (a)	1,883,318

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
39,144	Shell PLC (a)	$1,072,887
		2,956,205
	Paper & Forest Products – 0.4%
17,383	Mondi PLC (a)	337,888
	Pharmaceuticals – 0.8%
5,961	Dechra Pharmaceuticals PLC (a)	316,482
14,304	Hikma Pharmaceuticals PLC (a)	385,893
		702,375
	Professional Services – 1.2%
26,218	Experian PLC (a)	1,010,065
	Software – 0.8%
74,458	Sage Group (The) PLC (a)	682,235
	Specialty Retail – 4.9%
205,847	Frasers Group PLC (a) (b)	1,703,653
437,212	JD Sports Fashion PLC (a)	842,471
469,133	Kingfisher PLC (a)	1,565,800
		4,111,924
	Textiles, Apparel & Luxury Goods – 0.5%
17,464	Burberry Group PLC (a)	381,234
	Tobacco – 3.7%
34,836	British American Tobacco PLC (a)	1,463,015
78,544	Imperial Brands PLC (a)	1,654,509
		3,117,524
	Trading Companies & Distributors – 9.2%
10,684	Ashtead Group PLC (a)	672,712
44,009	Bunzl PLC (a)	1,706,717
47,038	Diploma PLC (a)	1,614,852
78,959	Electrocomponents PLC (a)	1,115,159
12,110	Ferguson PLC (a)	1,640,662
70,443	Howden Joinery Group PLC (a)	706,193
20,419	Travis Perkins PLC (a)	329,272
		7,785,567
	Water Utilities – 0.5%
10,771	Severn Trent PLC (a)	434,117
	Wireless Telecommunication Services – 1.6%
848,252	Vodafone Group PLC (a)	1,390,952
	Total Common Stocks	80,165,920
	(Cost $86,506,019)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 4.7%
	Equity Real Estate Investment Trusts – 4.7%
110,482	Segro PLC (a)	$1,942,168
637,381	Tritax Big Box REIT PLC (a)	2,018,151
	Total Real Estate Investment Trusts	3,960,319
	(Cost $3,880,496)
	Total Investments – 99.4%	84,126,239
	(Cost $90,386,515)
	Net Other Assets and Liabilities – 0.6%	515,235
	Net Assets – 100.0%	$84,641,474

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $84,126,239 or 99.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Country Allocation†	% of Net Assets
United Kingdom	91.7%
Jersey	6.9
Luxembourg	0.8
Russia	0.0*
Total Investments	99.4
Net Other Assets and Liabilities	0.6
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
* Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Metals & Mining	$ 10,627,826	$ —	$ 10,616,299	$ 11,527
Other industry categories*	69,538,094	—	69,538,094	—
Real Estate Investment Trusts*	3,960,319	—	3,960,319	—
Total Investments	$ 84,126,239	$—	$ 84,114,712	$ 11,527

*	See Portfolio of Investments for industry breakout.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 102.5%
	Automobiles – 12.3%
24,034	Bajaj Auto Ltd. (a)	$1,154,225
37,240	Eicher Motors Ltd. (a)	1,200,919
37,272	Hero MotoCorp Ltd. (a)	1,121,023
115,217	Mahindra & Mahindra Ltd. (a)	1,218,474
11,853	Maruti Suzuki India Ltd. (a)	1,176,256
204,832	Tata Motors Ltd. (a) (b)	1,157,680
		7,028,577
	Banks – 12.4%
120,422	Axis Bank Ltd. (a) (b)	1,198,908
61,858	HDFC Bank Ltd. (a)	1,191,374
124,770	ICICI Bank Ltd. (a)	1,190,053
94,777	IndusInd Bank Ltd. (a)	1,159,657
51,374	Kotak Mahindra Bank Ltd. (a)	1,179,889
178,152	State Bank of India (a)	1,151,013
75,422	YES Bank Ltd. Lock-In (b) (c) (d)	12,243
		7,083,137
	Chemicals – 4.1%
29,276	Asian Paints Ltd. (a)	1,184,631
113,520	UPL Ltd. (a)	1,147,256
		2,331,887
	Construction & Engineering – 2.1%
50,890	Larsen & Toubro Ltd. (a)	1,180,177
	Construction Materials – 6.3%
55,018	Grasim Industries Ltd. (a)	1,202,013
3,821	Shree Cement Ltd. (a)	1,205,294
13,936	UltraTech Cement Ltd. (a)	1,207,824
		3,615,131
	Consumer Finance – 2.1%
12,659	Bajaj Finance Ltd. (a)	1,202,204
	Diversified Financial Services – 2.1%
5,365	Bajaj Finserv Ltd. (a)	1,197,253
	Electric Utilities – 2.1%
417,479	Power Grid Corp. of India Ltd. (a)	1,190,205
	Food Products – 6.3%
28,639	Britannia Industries Ltd. (a)	1,207,537
5,257	Nestle India Ltd. (a)	1,201,760
119,569	Tata Consumer Products Ltd. (a)	1,221,660
		3,630,957
	Health Care Providers & Services – 2.0%
19,025	Apollo Hospitals Enterprise Ltd. (a)	1,129,085
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 2.0%
657,498	NTPC Ltd. (a)	$1,166,065
	Insurance – 4.3%
172,904	HDFC Life Insurance Co., Ltd. (a) (e) (f)	1,223,314
82,294	SBI Life Insurance Co., Ltd. (a) (e) (f)	1,212,442
		2,435,756
	IT Services – 10.2%
76,146	HCL Technologies Ltd. (a)	1,163,728
47,297	Infosys Ltd. (a)	1,184,442
23,905	Tata Consultancy Services Ltd. (a)	1,174,821
58,139	Tech Mahindra Ltd. (a)	1,143,884
147,669	Wipro Ltd. (a)	1,147,778
		5,814,653
	Life Sciences Tools & Services – 2.0%
20,068	Divi’s Laboratories Ltd. (a)	1,160,751
	Metals & Mining – 5.8%
140,639	Hindalco Industries Ltd. (a)	1,049,255
121,395	JSW Steel Ltd. (a)	1,166,155
66,194	Tata Steel Ltd. (a)	1,132,413
		3,347,823
	Oil, Gas & Consumable Fuels – 7.9%
246,402	Bharat Petroleum Corp., Ltd. (a)	1,163,469
463,429	Coal India Ltd. (a)	1,114,924
502,584	Oil & Natural Gas Corp., Ltd. (a)	1,080,783
33,803	Reliance Industries Ltd. (a)	1,169,164
		4,528,340
	Personal Products – 2.1%
44,874	Hindustan Unilever Ltd. (a)	1,207,302
	Pharmaceuticals – 6.1%
87,141	Cipla Ltd. (a)	1,166,736
20,682	Dr. Reddy’s Laboratories Ltd. (a)	1,170,265
97,837	Sun Pharmaceutical Industries Ltd. (a)	1,177,579
		3,514,580
	Textiles, Apparel & Luxury Goods – 2.0%
34,950	Titan Co., Ltd. (a)	1,164,302
	Thrifts & Mortgage Finance – 2.1%
39,074	Housing Development Finance Corp., Ltd. (a)	1,221,769

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco – 2.0%
344,800	ITC Ltd. (a)	$1,134,615
	Transportation Infrastructure – 2.1%
120,259	Adani Ports & Special Economic Zone Ltd. (a)	1,220,586
	Wireless Telecommunication Services – 2.1%
120,907	Bharti Airtel Ltd. (a) (b)	1,198,727
	Total Investments – 102.5%	58,703,882
	(Cost $51,413,440)
	Net Other Assets and Liabilities – (2.5)%	(1,450,310)
	Net Assets – 100.0%	$57,253,572

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $58,691,639 or 102.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	This security has a lock-in period of 3 years from commencement of the YES Bank Ltd. Reconstruction Scheme 2020 (the “Scheme”), which was effective March 13, 2020. Shares to the extent of 75% held by existing shareholders as on the date of commencement of the Scheme are locked in for a period of three years. The lock-in period does not apply to shareholders holding less than 100 shares. See the Restricted Securities table.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Country Allocation†	% of Net Assets
India	102.5%
Total Investments	102.5
Net Other Assets and Liabilities	(2.5)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 7,083,137	$ 12,243	$ 7,070,894	$ —
Other industry categories*	51,620,745	—	51,620,745	—
Total Investments	$ 58,703,882	$ 12,243	$ 58,691,639	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of March 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
YES Bank Ltd. Lock-In	03/18/20	75,422	$0.16	$36,638	$12,243	0.02%

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.9%
	Banks – 1.0%
10,502	Banque Cantonale Vaudoise (a)	$908,622
	Building Products – 2.2%
3,846	Belimo Holding AG (a)	2,036,918
	Capital Markets – 7.7%
83,808	Credit Suisse Group AG (a)	659,746
24,307	Julius Baer Group Ltd. (a)	1,407,242
492	Partners Group Holding AG (a)	609,196
181,131	UBS Group AG (a)	3,539,537
9,306	Vontobel Holding AG (a)	782,593
		6,998,314
	Chemicals – 8.8%
195,669	Clariant AG (a)	3,395,449
728	EMS-Chemie Holding AG (a)	707,473
155	Givaudan S.A. (a)	640,605
9,778	Sika AG (a)	3,235,089
		7,978,616
	Construction Materials – 4.3%
79,934	Holcim Ltd. (a)	3,887,732
	Diversified Telecommunication Services – 3.8%
5,780	Swisscom AG (a)	3,472,661
	Electric Utilities – 3.5%
25,077	BKW AG (a)	3,140,952
	Electrical Equipment – 2.3%
63,915	ABB Ltd. (a)	2,073,449
	Food Products – 5.7%
177	Chocoladefabriken Lindt & Spruengli AG (a)	2,106,639
2,073	Emmi AG (a)	2,258,698
5,834	Nestle S.A. (a)	758,529
		5,123,866
	Health Care Equipment & Supplies – 6.1%
27,627	Alcon, Inc. (a)	2,188,775
2,078	Sonova Holding AG (a)	868,060
1,535	Straumann Holding AG (a)	2,450,915
		5,507,750
	Insurance – 14.5%
14,961	Baloise Holding AG (a)	2,671,985
27,692	Helvetia Holding AG (a)	3,615,243
5,320	Swiss Life Holding AG (a)	3,409,088
16,476	Swiss Re AG (a)	1,568,416
3,714	Zurich Insurance Group AG (a)	1,834,344
		13,099,076
Shares	Description	Value

	Life Sciences Tools & Services – 2.4%
2,077	Bachem Holding AG, Class B (a)	$1,143,062
2,677	Tecan Group AG (a)	1,058,326
		2,201,388
	Machinery – 12.8%
3,297	Bucher Industries AG (a)	1,332,678
9,248	Daetwyler Holding AG (a)	3,059,075
29,459	SFS Group AG (a)	4,103,149
8,182	VAT Group AG (a) (b) (c)	3,115,208
		11,610,110
	Pharmaceuticals – 4.4%
27,786	Novartis AG (a)	2,439,376
3,923	Roche Holding AG (a)	1,552,182
		3,991,558
	Professional Services – 3.2%
63,823	Adecco Group AG (a)	2,895,111
	Real Estate Management & Development – 8.3%
32,697	PSP Swiss Property AG (a)	4,294,172
33,175	Swiss Prime Site AG (a)	3,271,877
		7,566,049
	Technology Hardware, Storage & Peripherals – 2.4%
29,014	Logitech International S.A. (a)	2,156,672
	Textiles, Apparel & Luxury Goods – 5.5%
27,146	Cie Financiere Richemont S.A., Class A (a)	3,440,888
5,330	Swatch Group (The) AG (a)	1,511,183
		4,952,071
	Total Investments – 98.9%	89,600,915
	(Cost $83,161,213)
	Net Other Assets and Liabilities – 1.1%	961,500
	Net Assets – 100.0%	$90,562,415

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $89,600,915 or 98.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Country Allocation†	% of Net Assets
Switzerland	98.9%
Total Investments	98.9
Net Other Assets and Liabilities	1.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 89,600,915	$ —	$ 89,600,915	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 94.5%
	Australia – 3.9%
271	ARB Corp., Ltd. (b)	$8,340
26,669	Beach Energy Ltd. (b)	31,121
8,255	Champion Iron Ltd. (b)	48,203
4,078	City Chic Collective Ltd. (b) (c)	10,286
618	Clinuvel Pharmaceuticals Ltd. (b)	8,463
1,051	Dicker Data Ltd. (b)	11,427
11,137	Dubber Corp Ltd. (b) (c)	10,297
6,288	GrainCorp Ltd., Class A (b)	39,794
4,391	Iluka Resources Ltd. (b)	36,934
1,395	Lovisa Holdings Ltd. (b)	19,372
918	McMillan Shakespeare Ltd. (b)	8,222
1,993	Novonix Ltd. (b) (c)	9,123
2,529	Pinnacle Investment Management Group Ltd. (b)	19,761
29,865	Ramelius Resources Ltd. (b)	32,314
26,448	Regis Resources Ltd. (b)	41,898
2,418	Sandfire Resources Ltd. (b)	10,265
29,753	Silver Lake Resources Ltd. (b) (c)	48,107
10,303	Uniti Group Ltd. (b) (c)	36,086
		430,013
	Austria – 0.4%
1,349	Semperit AG Holding (b)	34,007
1,073	UNIQA Insurance Group AG (b)	8,511
		42,518
	Belgium – 0.7%
461	Bekaert S.A. (b)	18,038
450	Gimv N.V. (b)	27,072
748	KBC Ancora (b)	32,909
		78,019
	Bermuda – 3.6%
8,729	BW LPG Ltd. (b) (d) (e)	59,549
5,885	BW Offshore Ltd. (b)	19,411
26,250	First Pacific Co., Ltd. (b)	10,606
2,683	FLEX LNG Ltd. (b)	74,326
7,030	Gulf Keystone Petroleum Ltd. (b)	21,856
13,333	Johnson Electric Holdings Ltd. (b)	18,350
18,125	Kerry Logistics Network Ltd. (b)	41,403
14,458	Kerry Properties Ltd. (b)	40,729
102,917	Pacific Basin Shipping Ltd. (b)	55,104
15,000	PAX Global Technology Ltd. (b)	12,259
95,333	Skyworth Group Ltd. (b) (c)	48,508
		402,101
	Canada – 15.1%
9,502	Advantage Energy Ltd. (c)	66,202
1,368	Alaris Equity Partners Income	22,115
17,690	Argonaut Gold, Inc. (c)	34,668
Shares	Description	Value

	Canada (Continued)
908	ATS Automation Tooling Systems, Inc. (c)	$32,757
1,048	AutoCanada, Inc. (c)	30,371
11,235	B2Gold Corp.	51,585
17,626	Baytex Energy Corp. (c)	76,840
8,674	Birchcliff Energy Ltd.	58,005
16,892	Bombardier, Inc., Class B (c)	19,457
3,493	Canaccord Genuity Group, Inc.	34,507
2,186	Canfor Corp. (c)	45,044
2,460	Capstone Copper Corp. (c)	13,912
943	CI Financial Corp.	14,981
4,270	Corus Entertainment, Inc., Class B	16,805
10,413	Crescent Point Energy Corp.	75,464
263	Docebo, Inc. (c)	13,594
6,384	Dundee Precious Metals, Inc.	38,095
3,020	ECN Capital Corp.	16,113
7,274	Equinox Gold Corp. (c)	60,047
4,226	IAMGOLD Corp. (c)	14,671
1,944	Interfor Corp.	54,068
555	Linamar Corp.	24,670
3,243	Martinrea International, Inc.	23,295
4,919	MEG Energy Corp. (c)	67,166
1,042	Methanex Corp.	56,820
11,831	NuVista Energy Ltd. (c)	100,031
2,590	Paramount Resources Ltd., Class A	64,659
538	Parex Resources, Inc.	11,038
6,168	Peyto Exploration & Development Corp.	62,561
983	Stelco Holdings, Inc.	40,880
19,063	Tamarack Valley Energy Ltd.	75,633
4,803	Torex Gold Resources, Inc. (c)	60,318
2,598	Turquoise Hill Resources Ltd. (c)	78,014
2,743	Uni-Select, Inc. (c)	66,921
4,857	Vermilion Energy, Inc.	101,985
27,640	Western Forest Products, Inc.	44,440
		1,667,732
	Cayman Islands – 1.6%
34,000	China High Speed Transmission Equipment Group Co., Ltd. (b) (c)	20,510
10,000	IGG, Inc. (b)	4,738
97,833	Jiayuan International Group Ltd. (b)	19,584
52,500	Lee & Man Paper Manufacturing Ltd. (b)	27,239
18,750	Pacific Textiles Holdings Ltd. (b)	8,668
15,000	Towngas Smart Energy Co., Ltd. (b)	7,835
100,000	Truly International Holdings Ltd. (b)	28,062
57,500	United Laboratories International Holdings (The) Ltd. (b)	30,072

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Cayman Islands (Continued)
76,250	Value Partners Group Ltd. (b)	$32,540
		179,248
	Denmark – 0.2%
174	cBrain A/S (b)	5,389
63	Chemometec A/S (b)	7,653
1,018	Matas A/S (b)	14,556
		27,598
	France – 2.1%
4,146	Derichebourg S.A. (b)	43,206
504	Eramet S.A. (b) (c)	82,289
146	Fnac Darty S.A. (b)	7,485
420	IPSOS (b)	20,907
205	Nexans S.A. (b)	19,184
488	Societe BIC S.A. (b)	24,655
646	Vicat S.A. (b)	21,894
23	Virbac S.A. (b)	9,195
		228,815
	Germany – 3.4%
47	Amadeus Fire AG (b)	7,487
633	Aurubis AG (b)	75,353
549	Bilfinger SE (b)	20,849
584	Draegerwerk AG & Co., KGaA (Preference Shares) (b)	32,316
1,161	GFT Technologies SE (b)	52,937
148	Hornbach Holding AG & Co. KGaA (b)	18,656
3,824	Kloeckner & Co., SE (b) (c)	51,464
656	PVA TePla AG (b) (c)	19,074
851	Salzgitter AG (b) (c)	39,433
1,754	SGL Carbon SE (b) (c)	10,895
583	VERBIO Vereinigte BioEnergie AG (b)	44,845
		373,309
	Greece – 0.1%
3,231	FF Group (b) (c) (f) (g)	8,578
	Ireland – 0.1%
1,113	Grafton Group PLC (b)	14,238
	Israel – 2.0%
385	Delta Galil Industries Ltd. (b)	26,282
925	Harel Insurance Investments & Financial Services Ltd. (b)	11,280
123	Israel (The) Corp., Ltd. (b) (c)	71,148
2,323	Menora Mivtachim Holdings Ltd. (b) (c)	57,325
32,670	Migdal Insurance & Financial Holding Ltd. (b)	58,242
		224,277
	Italy – 2.3%
6,010	Anima Holding S.p.A (b) (d) (e)	26,814
Shares	Description	Value

	Italy (Continued)
1,484	Banca IFIS S.p.A (b)	$30,342
2,925	El.En. S.p.A. (b)	46,482
613	Illimity Bank S.p.A. (b) (c)	7,985
4,919	Maire Tecnimont S.p.A. (b)	16,927
14,418	OVS S.p.A. (b) (c) (d) (e)	31,115
29,368	Saras S.p.A. (b) (c)	22,453
212	Sesa S.p.A. (b)	34,620
458	Tinexta S.p.A. (b)	13,304
11,275	Webuild S.p.A. (b) (h)	19,991
		250,033
	Japan – 28.1%
1,700	ADEKA Corp. (b)	37,339
700	Alpen Co., Ltd. (b)	11,691
2,400	Arcland Sakamoto Co., Ltd. (b)	29,681
500	Asahi Holdings, Inc. (b)	9,247
2,800	Avex, Inc. (b)	30,467
2,500	Belluna Co., Ltd. (b)	14,796
300	BML, Inc. (b)	7,568
4,200	Citizen Watch Co., Ltd. (b)	17,796
2,100	Cosmo Energy Holdings Co., Ltd. (b)	44,984
1,300	Daicel Corp. (b)	8,665
1,000	DeNA Co., Ltd. (b)	15,191
800	Dowa Holdings Co., Ltd. (b)	36,562
3,100	EDION Corp. (b)	28,782
300	Eizo Corp. (b)	8,781
700	Electric Power Development Co., Ltd. (b)	9,997
400	eRex Co., Ltd. (b)	5,647
1,900	Exedy Corp. (b)	24,409
2,800	FCC Co., Ltd. (b)	30,660
8,100	Fujikura Ltd. (b) (c)	40,998
200	Fujimi, Inc. (b)	10,895
2,600	G-7 Holdings, Inc. (b)	35,079
800	Genky DrugStores Co., Ltd. (b)	29,642
1,300	GLOBERIDE, Inc. (b)	30,642
100	GMO Financial Gate, Inc. (b)	12,439
1,800	Gree, Inc. (b)	15,908
1,100	H.U. Group Holdings, Inc. (b)	26,125
300	Hanwa Co., Ltd. (b)	7,910
500	Heiwado Co., Ltd. (b)	7,754
400	Hioki EE Corp. (b)	22,835
800	Hitachi Transport System Ltd. (b)	43,891
4,000	Hokkaido Electric Power Co., Inc. (b)	15,846
6,300	Hokuetsu Corp. (b)	35,746
5,300	IDOM, Inc. (b)	31,517
2,500	Inabata & Co., Ltd. (b)	42,163
2,900	Itoham Yonekyu Holdings, Inc. (b)	15,401
1,100	Jaccs Co., Ltd. (b)	27,597
2,300	JAFCO Group Co., Ltd. (b)	35,058

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
700	Japan Aviation Electronics Industry Ltd. (b)	$11,339
1,000	Japan Petroleum Exploration Co., Ltd. (b)	21,061
200	JMDC, Inc. (b) (c)	10,902
800	Joshin Denki Co., Ltd. (b)	12,559
2,200	JTEKT Corp. (b)	17,212
700	Kadokawa Corp. (b)	18,338
800	Kanamoto Co., Ltd. (b)	13,071
1,200	Kandenko Co., Ltd. (b)	8,187
400	Kintetsu World Express, Inc. (b)	10,235
900	Ki-Star Real Estate Co., Ltd. (b)	38,406
4,700	Kobe Steel Ltd. (b)	22,605
600	Kohnan Shoji Co., Ltd. (b)	17,150
1,200	Komeri Co., Ltd. (b)	25,800
3,700	K’s Holdings Corp. (b)	38,137
300	Kureha Corp. (b)	23,912
1,800	KYB Corp. (b)	43,588
700	Kyokuto Kaihatsu Kogyo Co., Ltd. (b)	7,926
900	Link and Motivation, Inc. (b)	3,977
1,300	Megachips Corp. (b)	39,824
500	Megmilk Snow Brand Co., Ltd. (b)	8,122
200	Midac Holdings Co., Ltd. (b)	4,434
1,400	Mirait Holdings Corp. (b)	22,276
1,300	Mitsubishi Logistics Corp. (b)	32,165
1,000	Mitsubishi Materials Corp. (b)	17,496
700	Mitsui High-Tec, Inc. (b)	70,181
1,700	Mitsui Mining & Smelting Co., Ltd. (b)	46,449
800	Mizuno Corp. (b)	13,780
200	Money Forward, Inc. (b) (c)	8,877
1,900	Nextage Co., Ltd. (b)	34,331
2,400	NGK Spark Plug Co., Ltd. (b)	38,642
4,000	NHK Spring Co., Ltd. (b)	28,773
900	Nikkon Holdings Co., Ltd. (b)	15,018
800	Nippon Electric Glass Co., Ltd. (b)	17,695
900	Nippon Paper Industries Co., Ltd. (b)	7,655
800	Nippon Pillar Packing Co., Ltd. (b)	19,963
300	Nippon Steel Trading Corp. (b)	12,986
1,700	Nippon Suisan Kaisha Ltd. (b)	7,616
800	Nippon Television Holdings, Inc. (b)	8,318
300	Nishio Rent All Co., Ltd. (b)	6,849
3,000	Nissha Co., Ltd. (b)	35,353
5,100	Nisshinbo Holdings, Inc. (b)	44,167
2,400	Nitto Kogyo Corp. (b)	30,877
1,800	Nojima Corp. (b)	34,016
800	NOK Corp. (b)	7,459
600	Noritz Corp. (b)	7,184
1,300	NS United Kaiun Kaisha Ltd. (b)	44,378
Shares	Description	Value

	Japan (Continued)
800	Oisix ra daichi, Inc. (b) (c)	$19,606
2,600	Okamura Corp. (b)	25,672
1,435	Okinawa Electric Power (The) Co., Inc. (b)	16,226
1,600	Outsourcing, Inc. (b)	16,486
4,500	Pacific Industrial Co., Ltd. (b)	34,668
1,200	PAL GROUP Holdings Co., Ltd. (b)	15,238
1,700	Pasona Group, Inc. (b)	34,018
1,200	Pressance Corp. (b)	17,874
3,700	Rengo Co., Ltd. (b)	23,635
1,000	Resorttrust, Inc. (b)	17,050
700	S Foods, Inc. (b)	18,782
1,300	SAMTY Co., Ltd. (b)	23,330
700	Sanken Electric Co., Ltd. (b)	29,482
1,800	Sanyo Special Steel Co., Ltd. (b)	31,094
800	Sato Holdings Corp. (b)	11,186
1,300	SBS Holdings, Inc. (b)	35,350
100	SHIFT, Inc. (b) (c)	17,545
400	Showa Sangyo Co., Ltd. (b)	8,584
7,500	SKY Perfect JSAT Holdings, Inc. (b)	25,396
2,200	Snow Peak, Inc. (b) (h)	59,042
1,720	Sojitz Corp. (b)	28,288
200	SRE Holdings Corp. (b) (c)	5,470
300	Sumitomo Heavy Industries Ltd. (b)	6,875
1,000	Sumitomo Osaka Cement Co., Ltd. (b)	27,411
3,000	Sumitomo Rubber Industries Ltd. (b)	27,488
2,400	SWCC Showa Holdings Co., Ltd. (b)	36,607
1,800	Taiheiyo Cement Corp. (b)	29,661
1,600	Tama Home Co., Ltd. (b)	33,345
600	TBS Holdings, Inc. (b)	8,744
3,300	Tokai Rika Co., Ltd. (b)	40,442
2,000	Tokuyama Corp. (b)	27,985
800	Tokyo Electron Device Ltd. (b)	33,659
2,200	Topcon Corp. (b)	27,872
4,000	Topre Corp. (b)	38,198
800	Toridoll Holdings Corp. (b)	16,587
400	Totetsu Kogyo Co., Ltd. (b)	7,421
1,300	Towa Pharmaceutical Co., Ltd. (b)	29,205
1,600	Toyo Seikan Group Holdings Ltd. (b)	18,303
500	Toyo Tire Corp. (b)	6,358
2,400	Toyoda Gosei Co., Ltd. (b)	39,575
2,200	Toyota Boshoku Corp. (b)	35,774
300	Transcosmos, Inc. (b)	7,791
3,000	TS Tech Co., Ltd. (b)	33,544
300	Tsubakimoto Chain Co. (b)	7,466
1,500	Ube Industries Ltd. (b)	24,432
500	Ulvac, Inc. (b)	25,429

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
1,500	Usen-Next Holdings Co., Ltd. (b)	$31,087
9,700	VT Holdings Co., Ltd. (b)	35,304
2,300	Yamada Holdings Co., Ltd. (b)	7,150
900	Yokogawa Bridge Holdings Corp. (b)	14,275
2,700	Yokohama Rubber (The) Co., Ltd. (b)	37,152
700	Zeon Corp. (b)	7,770
		3,105,930
	Jersey – 0.5%
22,338	Centamin PLC (b)	26,639
6,951	Man Group PLC (b)	21,212
8,423	Petrofac Ltd. (c)	11,529
		59,380
	Luxembourg – 0.2%
1,686	ADLER Group S.A. (b) (d) (e)	22,301
	Mauritius – 0.3%
166,400	Golden Agri-Resources Ltd. (b)	37,311
	Netherlands – 0.7%
679	CM.com N.V. (b) (c) (d)	14,686
15,093	Koninklijke BAM Groep N.V. (b) (c)	45,536
17,498	MFE-MediaForEurope N.V., Class B (b)	20,235
1,590	SRH N.V. (b) (c) (f) (g)	0
		80,457
	New Zealand – 0.3%
34,361	Argosy Property Ltd. (b)	32,753
	Norway – 0.8%
4,308	Aker Solutions ASA (b) (c)	14,817
2,043	Crayon Group Holding ASA (b) (c) (d) (e)	38,471
2,230	Elkem ASA (b) (d) (e)	9,516
1,341	Entra ASA (b) (d) (e)	26,839
		89,643
	Portugal – 0.3%
27,353	Sonae SGPS S.A. (b)	31,396
	Singapore – 1.5%
5,700	Frencken Group Ltd. (b)	6,907
4,200	iFAST Corp., Ltd. (b)	18,674
95,200	Japfa Ltd. (b)	48,642
58,600	Riverstone Holdings Ltd.	42,804
9,625	UMS Holdings Ltd. (b)	8,643
18,900	Yangzijiang Shipbuilding Holdings Ltd. (b)	21,225
23,500	Yanlord Land Group Ltd. (b)	21,397
		168,292
Shares	Description	Value

	South Korea – 19.7%
302	AfreecaTV Co., Ltd. (b)	$36,601
1,711	Ananti, Inc. (b) (c)	12,706
872	Bioneer Corp. (b) (c)	27,833
3,858	BNK Financial Group, Inc. (b)	25,115
43	Chunbo Co., Ltd. (b)	11,842
1,161	Cosmo AM&T Co., Ltd. (b) (c)	34,685
2,124	Creative & Innovative System (b) (c)	25,380
449	Daejoo Electronic Materials Co., Ltd. (b)	34,795
936	Daesang Corp. (b)	17,899
1,699	Daewoo Engineering & Construction Co., Ltd. (b) (c)	9,738
2,197	Daishin Securities Co., Ltd (b)	32,110
715	DB Insurance Co., Ltd. (b)	41,171
297	Dentium Co., Ltd. (b)	17,495
363	Devsisters Co., Ltd. (b)	18,594
1,142	DGB Financial Group, Inc. (b)	8,728
37	DI Dong Il Corp. (b)	7,898
339	DL E&C Co., Ltd. (b)	36,695
599	DL Holdings Co., Ltd. (b)	30,060
488	Dong-A Socio Holdings Co., Ltd. (b)	45,659
2,478	Dongkuk Steel Mill Co., Ltd. (b)	33,824
496	Dongwha Enterprise Co., Ltd. (b) (c)	32,267
247	Dongwon Industries Co., Ltd. (b)	51,172
228	Doosan Co., Ltd. (b)	19,296
183	Duk San Neolux Co., Ltd. (b) (c)	6,566
587	Ecopro Co., Ltd. (b)	43,776
138	E-MART, Inc. (b)	15,938
326	F&F Holdings Co., Ltd. (b)	7,291
1,601	Foosung Co., Ltd. (b)	25,723
760	GS Holdings Corp. (b)	27,448
861	Handsome Co., Ltd. (b)	25,207
2,859	Hankook & Co. Co., Ltd. (b)	34,362
98	Hansol Chemical Co., Ltd. (b)	19,659
906	Hanwha Aerospace Co., Ltd. (b)	38,794
2,397	Harim Holdings Co., Ltd. (b)	20,620
78	Hyosung Advanced Materials Corp. (b)	33,143
128	Hyosung Chemical Corp. (b) (c)	28,359
18	Hyosung TNC Corp. (b)	6,835
816	Hyundai Electric & Energy System Co., Ltd. (b) (c)	14,310
479	Hyundai Home Shopping Network Corp. (b)	23,698
887	Innox Advanced Materials Co., Ltd. (b)	38,933
2,538	JB Financial Group Co., Ltd. (b)	17,588
137	KCC Corp. (b)	38,238
823	KCC Glass Corp. (b)	42,731
103	KIWOOM Securities Co., Ltd. (b)	8,327
569	Kolon Industries, Inc. (b)	29,493

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
451	Korea Electric Terminal Co., Ltd. (b)	$23,603
934	Korea Gas Corp. (b)	30,540
264	Korea Petrochemical Ind. Co., Ltd. (b)	36,134
54	LG Innotek Co., Ltd. (b)	17,050
874	LIG Nex1 Co., Ltd. (b)	51,655
374	LOTTE Fine Chemical Co., Ltd. (b)	24,276
178	LS Corp. (b)	7,710
5,976	LX Holdings Corp. (b) (c)	47,218
1,643	LX International Corp. (b)	46,453
472	MegaStudyEdu Co., Ltd. (b)	39,978
1,860	Meritz Fire & Marine Insurance Co., Ltd. (b)	72,391
212	OCI Co., Ltd. (b)	18,232
683	Orion Holdings Corp. (b)	7,995
406	Osstem Implant Co., Ltd. (b) (f)	47,800
680	People & Technology, Inc. (b)	27,992
1,707	Poongsan Corp. (b)	46,493
1,903	Posco International Corp. (b)	33,546
473	Samsung Securities Co., Ltd. (b)	16,243
319	Samyang Corp. (b)	13,776
408	Samyang Holdings Corp. (b)	28,798
443	Seah Besteel Corp. (b)	6,735
407	SIMMTECH Co., Ltd. (b)	18,560
711	SK Discovery Co., Ltd. (b)	24,262
353	SK Gas Ltd. (b)	33,431
1,249	SL Corp. (b)	25,271
636	Solus Advanced Materials Co., Ltd. (b)	35,772
3,503	Ssangyong Motor Co. (b) (c) (f) (g)	5,879
31	Taekwang Industrial Co., Ltd. (b)	26,564
8,131	Tongyang Life Insurance Co., Ltd. (b)	44,184
504	TSE Co., Ltd. (b)	27,039
433	Unid Co., Ltd. (b)	37,270
812	Wemade Co., Ltd. (b) (h)	68,007
34	Young Poong Corp. (b)	19,299
2,782	Yuanta Securities Korea Co., Ltd. (b)	8,433
		2,177,191
	Spain – 0.2%
1,780	Indra Sistemas SA (b) (c)	19,722
533	Let’s GOWEX S.A. (b) (c) (f) (g) (i)	0
		19,722
	Sweden – 1.6%
482	BICO Group AB (b) (c)	8,427
1,073	Bufab AB (b)	38,131
1,156	Bure Equity AB (b)	37,555
1,224	Hexatronic Group AB (b)	48,655
Shares	Description	Value

	Sweden (Continued)
2,083	Instalco AB (b) (d)	$15,586
537	Mekonomen AB (b) (c)	6,323
191	MIPS AB (b) (d)	17,762
		172,439
	Switzerland – 1.1%
83	Comet Holding AG (b)	23,969
218	Rieter Holding AG (b) (c)	35,279
207	Swissquote Group Holding S.A. (b)	37,303
271	Zehnder Group AG (b)	23,425
		119,976
	United Kingdom – 3.7%
3,819	Babcock International Group PLC (b) (c)	16,215
27,865	Capita PLC (b) (c)	7,580
7,521	CMC Markets PLC (b) (d) (e)	24,943
10,880	Ferrexpo PLC (b)	26,416
483	Greggs PLC (b)	15,513
9,898	Indivior PLC (c)	36,433
25,428	IP Group PLC (b)	29,688
383	Kainos Group PLC	6,656
334	Liontrust Asset Management PLC (b)	5,549
2,123	Molten Ventures PLC (b) (c)	21,444
1,194	Morgan Sindall Group PLC (b)	37,595
1,376	Oxford Biomedica PLC (b) (c)	12,182
2,055	Reach PLC (b)	4,938
5,313	Redde Northgate PLC	30,151
1,063	Redrow PLC (b)	7,272
10,597	Serco Group PLC (b)	19,951
12,302	Serica Energy PLC (b)	64,013
3,683	SThree PLC (b)	19,906
1,162	Vistry Group PLC (b)	14,297
3,261	Volex PLC (b)	11,322
		412,064
	Total Common Stocks	10,455,334
	(Cost $10,732,800)
REAL ESTATE INVESTMENT TRUSTS (a) – 4.9%
	Australia – 2.8%
7,467	Abacus Property Group (b)	18,397
17,815	Centuria Industrial REIT (b)	50,943
13,452	Charter Hall Long Wale REIT (b)	53,359
6,627	Charter Hall Retail REIT (b)	20,780
11,137	Charter Hall Social Infrastructure REIT (b)	32,596
33,132	Cromwell Property Group (b)	20,500
12,872	Growthpoint Properties Australia Ltd. (b)	42,002
14,767	Shopping Centres Australasia Property Group (b)	32,124

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Australia (Continued)
19,360	Waypoint REIT Ltd. (b)	$38,534
		309,235
	Canada – 0.9%
5,496	Artis Real Estate Investment Trust	57,459
2,334	Summit Industrial Income REIT	41,111
		98,570
	Japan – 0.2%
38	Star Asia Investment Corp. (b)	19,342
	New Zealand – 0.3%
23,002	Goodman Property Trust (b)	37,561
	Singapore – 0.2%
28,300	ARA LOGOS Logistics Trust (b)	17,722
	United Kingdom – 0.5%
24,184	Warehouse Reit PLC (d)	55,152
	Total Real Estate Investment Trusts	537,582
	(Cost $513,463)
MONEY MARKET FUNDS – 0.9%
101,851	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (j) (k)	101,851
	(Cost $101,851)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.1%
$11,360	BNP Paribas S.A., 0.24% (j), dated 3/31/22, due 4/1/22, with a maturity value of $11,360. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 9/30/25. The value of the collateral including accrued interest is $11,574. (k)	11,360
	(Cost $11,360)
	Total Investments – 100.4%	11,106,127
	(Cost $11,359,474)
	Net Other Assets and Liabilities – (0.4)%	(45,017)
	Net Assets – 100.0%	$11,061,110

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $9,043,889 or 81.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $105,996 and the total value of the collateral held by the Fund is $113,211.
(i)	This issuer has filed for protection in bankruptcy court.
(j)	Rate shown reflects yield as of March 31, 2022.
(k)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Materials	20.0%
Industrials	17.3
Consumer Discretionary	15.2
Energy	11.6
Financials	8.5
Information Technology	8.3
Real Estate	6.6
Consumer Staples	4.1
Health Care	4.1
Communication Services	3.5
Utilities	0.8
Total	100.0%

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Japanese Yen	28.1%
South Korean Won	19.6
Canadian Dollar	15.9
Euro	10.2
Australian Dollar	6.7
British Pound Sterling	5.1
Hong Kong Dollar	3.7
Norwegian Krone	2.2
Israeli Shekel	2.0
Singapore Dollar	2.0
Swedish Krona	1.6
Swiss Franc	1.1
United States Dollar	1.0
New Zealand Dollar	0.6
Danish Krone	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 1,667,732	$ 1,667,732	$ —	$ —
Greece	8,578	—	—	8,578
Jersey	59,380	11,529	47,851	—
Netherlands	80,457	—	80,457	—**
Singapore	168,292	42,804	125,488	—
South Korea	2,177,191	—	2,171,312	5,879
Spain	19,722	—	19,722	—**
United Kingdom	412,064	73,240	338,824	—
Other Country Categories*	5,861,918	—	5,861,918	—
Real Estate Investment Trusts:
Canada	98,570	98,570	—	—
United Kingdom	55,152	55,152	—	—
Other Country Categories*	383,860	—	383,860	—
Money Market Funds	101,851	101,851	—	—
Repurchase Agreements	11,360	—	11,360	—
Total Investments	$ 11,106,127	$ 2,050,878	$ 9,040,792	$ 14,457

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.9%
	Bermuda – 3.1%
1,259,000	BOE Varitronix Ltd. (b) (c)	$1,473,517
3,109,215	China Oriental Group Co., Ltd. (b)	880,320
8,920,554	Gemdale Properties & Investment Corp., Ltd. (b)	950,476
187,079	Shenzhen International Holdings Ltd. (b)	196,774
5,592,371	Sinofert Holdings Ltd. (b)	944,167
		4,445,254
	Brazil – 14.8%
196,168	Bradespar S.A. (Preference Shares)	1,362,984
96,805	BRF S.A. (d)	377,985
152,823	Cia Brasileira de Distribuicao	775,181
380,065	Cia de Saneamento de Minas Gerais-Copasa	1,094,442
273,742	Cia de Saneamento do Parana	1,171,196
215,662	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	1,197,657
116,990	Cia Ferro Ligas da Bahia-Ferbasa (Preference Shares)	1,170,133
540,339	Cia Paranaense de Energia, Class B (Preference Shares)	857,996
364,229	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,338,017
71,417	EDP - Energias do Brasil S.A.	352,806
283,446	Embraer S.A. (d)	890,634
210,977	Empreendimentos Pague Menos S.A. (d)	427,622
475,081	Enauta Participacoes S.A.	2,069,539
885,962	JHSF Participacoes S.A.	1,222,581
173,764	Mahle-Metal Leve S.A.	936,148
255,500	Marfrig Global Foods S.A.	1,148,423
105,574	Metalurgica Gerdau S.A. (Preference Shares)	271,860
256,935	Neoenergia S.A.	929,295
209,628	Petro Rio S.A. (d)	1,048,349
111,309	Randon SA Implementos e Participacoes (Preference Shares)	249,689
287,759	SIMPAR S.A.	709,568
73,171	Transmissora Alianca de Energia Eletrica S.A.	678,373
406,707	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	1,193,371
		21,473,849
	Cayman Islands – 10.8%
498,000	361 Degrees International Ltd. (b) (d)	252,756
Shares	Description	Value

	Cayman Islands (Continued)
772,000	Agile Group Holdings Ltd. (b) (c)	$388,471
7,225	Alchip Technologies, Ltd. (b)	272,962
1,518,012	Asia Cement China Holdings Corp. (b)	971,460
502,776	C&D International Investment Group Ltd. (b)	1,095,445
912,000	China Aoyuan Group Ltd. (b) (c)	136,133
11,019,150	China Dongxiang Group Co., Ltd. (b)	699,756
1,843,000	China Everbright Greentech, Ltd. (b) (c) (e) (f)	531,426
1,823,000	China Harmony Auto Holding Ltd. (b) (c)	923,246
11,550	China Metal Recycling Holdings Ltd. (b) (d) (g) (h)	0
1,517,000	China Risun Group Ltd. (b) (e)	800,912
1,372,484	China SCE Group Holdings Ltd. (b)	246,747
3,171,951	China Zhongwang Holdings Ltd. (b) (d) (g)	680,285
1,004,000	CIMC Enric Holdings Ltd. (b) (c)	1,241,156
610,610	CMGE Technology Group Ltd. (b) (c)	175,814
1,523,478	COFCO Joycome Foods, Ltd. (b) (e)	674,127
1,767,254	Kaisa Group Holdings Ltd. (b) (c)	187,930
492,500	KWG Group Holdings Ltd. (b)	201,203
3,985,886	Lonking Holdings Ltd. (b)	1,083,654
319,361	NetDragon Websoft Holdings Ltd. (b)	664,535
960,692	Powerlong Real Estate Holdings Ltd. (b)	251,597
481,813	Ronshine China Holdings Ltd. (b) (e)	142,672
203,433	Sany Heavy Equipment International Holdings Co., Ltd. (b)	210,675
1,601,000	Shui On Land Ltd. (b)	243,759
1,931,489	TCL Electronics Holdings Ltd. (b)	819,810
22,148	Tecnoglass, Inc. (c)	559,015
807,262	Tian Lun Gas Holdings Ltd. (b)	570,798
1,073,910	Tianneng Power International Ltd. (b) (c)	917,516
578,645	Times China Holdings Ltd. (b)	191,406
534,480	VSTECS Holdings Ltd. (b)	500,454
		15,635,720
	Chile – 2.8%
113,369	CAP S.A. (b)	1,752,662
421,667	Cencosud Shopping S.A.	494,124

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Chile (Continued)
17,093,619	Cia Sud Americana de Vapores S.A. (b)	$1,837,930
		4,084,716
	China – 3.8%
1,387,545	BAIC Motor Corp., Ltd., Class H (b) (e) (f)	462,361
2,082,000	Beijing Jingneng Clean Energy Co., Ltd., Class H (b)	469,796
2,619,212	China BlueChemical Ltd., Class H (b)	893,666
867,049	China Communications Services Corp., Ltd., Class H (b)	390,961
2,691,179	China Datang Corp Renewable Power Co., Ltd., Class H (b)	1,104,777
1,486,745	CSG Holding Co., Ltd., Class B (b)	552,173
626,400	Guangzhou R&F Properties Co., Ltd., Class H (b) (c)	220,882
831,705	Inner Mongolia Yitai Coal Co., Ltd., Class B (b)	900,088
70,860	Lao Feng Xiang Co., Ltd., Class B (b)	236,076
473,207	Sinopec Engineering Group Co., Ltd., Class H (b)	241,060
		5,471,840
	Egypt – 0.3%
926,037	ElSewedy Electric Co. (b)	416,431
	Hong Kong – 1.9%
204,000	China Everbright Ltd. (b)	200,715
785,571	China Overseas Grand Oceans Group Ltd. (b)	456,169
913,433	Poly Property Group Co., Ltd. (b)	230,543
320,861	Shanghai Industrial Holdings Ltd. (b)	481,345
1,910,781	Shenzhen Investment Ltd. (b)	424,680
646,000	Sinotruk Hong Kong Ltd. (b)	981,104
		2,774,556
	India – 3.0%
43,521	BSE Ltd. (b)	539,114
55,386	Central Depository Services India Ltd. (b) (e)	1,073,433
365,465	Firstsource Solutions Ltd. (b)	598,348
476,482	Indiabulls Real Estate Ltd. (b) (d)	631,904
956,215	National Aluminium Co., Ltd. (b)	1,523,159
		4,365,958
Shares	Description	Value

	Indonesia – 5.0%
5,020,570	Adi Sarana Armada Tbk PT (b) (d)	$910,629
7,899,335	AKR Corporindo Tbk PT (b)	499,344
3,007,957	Aneka Tambang Tbk PT (b)	509,409
17,078,236	Erajaya Swasembada Tbk PT (b)	687,086
401,646	Indah Kiat Pulp & Paper Tbk PT (b)	220,540
5,438,070	Indika Energy Tbk PT (b) (d)	842,142
331,165	Indo Tambangraya Megah Tbk PT (b)	657,529
5,231,561	Japfa Comfeed Indonesia Tbk PT (b)	599,614
16,498,735	Media Nusantara Citra Tbk PT (b)	1,141,187
11,292,167	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (b)	1,110,448
		7,177,928
	Jersey – 0.7%
6,459,576	West China Cement Ltd. (b)	1,025,659
	Malaysia – 4.1%
6,570,300	Bumi Armada Bhd (b) (d)	637,499
704,500	D&O Green Technologies Bhd (b)	744,690
425,100	Greatech Technology Bhd (b) (d)	473,248
1,665,200	Hong Seng Consolidated Bhd (b) (d)	1,029,889
2,180,600	Kossan Rubber Industries	1,016,464
1,636,300	Lotte Chemical Titan Holding Bhd (b) (e) (f)	866,591
22,200	Malaysian Pacific Industries Bhd (b)	190,135
1,101,000	SKP Resources Bhd (b)	367,654
2,177,876	Supermax Corp. Bhd	611,188
		5,937,358
	Mexico – 1.2%
237,627	Alsea S.A.B. de C.V. (d)	589,110
127,506	Coca-Cola Femsa S.A.B. de C.V.	702,148
273,140	Corp Inmobiliaria Vesta S.A.B. de CV	521,699
		1,812,957
	Philippines – 1.1%
9,144,900	DMCI Holdings, Inc.	1,595,873
	Poland – 1.8%
44,448	Alior Bank S.A. (b) (d)	481,696
141,787	Bank Millennium S.A. (b) (d)	222,253
68,579	Jastrzebska Spolka Weglowa S.A. (b) (d)	1,256,770
858,361	Tauron Polska Energia S.A. (b) (d)	584,588
		2,545,307

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Russia – 0.1%
378,620,637	Federal Grid Co. Unified Energy System PJSC (b) (g) (h)	$27,484
580,351	Mechel PJSC (b) (d) (g) (h)	38,560
41,053,967	ROSSETI PJSC (b) (g) (h)	22,268
		88,312
	South Africa – 10.5%
95,470	African Rainbow Minerals Ltd.	1,869,546
88,318	Barloworld Ltd. (b)	700,860
95,455	Distell Group Holdings Ltd. (d)	1,130,109
89,932	Exxaro Resources Ltd. (b)	1,359,753
385,891	Harmony Gold Mining Co., Ltd. (b)	1,935,307
58,234	Massmart Holdings Ltd. (b) (d)	182,011
866,546	Momentum Metropolitan Holdings (b)	1,024,399
177,873	Motus Holdings Ltd.	1,305,761
244,690	PSG Group Ltd. (d)	1,604,363
243,866	Royal Bafokeng Platinum Ltd.	2,695,251
246,120	Telkom S.A. SOC Ltd. (d)	749,182
183,903	Woolworths Holdings Ltd. (b)	724,502
		15,281,044
	Taiwan – 18.2%
583,621	Asia Polymer Corp. (b)	761,373
724,012	China General Plastics Corp. (b)	878,382
281,105	ChipMOS Technologies, Inc. (b)	498,247
518,712	Chun Yuan Steel Industry Co., Ltd. (b)	435,221
51,178	Elite Semiconductor Microelectronics Technology, Inc. (b)	282,063
174,896	Faraday Technology Corp. (b)	1,828,403
129,678	Getac Technology Corp. (b)	224,139
77,239	Gigabyte Technology Co., Ltd. (b)	344,169
570,301	Global Brands Manufacture Ltd. (b)	671,488
26,764	Global Unichip Corp. (b)	465,397
1,157,919	Grand Pacific Petrochemical (b)	1,094,018
327,441	Hannstar Board Corp. (b)	479,497
2,205,379	HannStar Display Corp. (b)	1,174,379
118,138	Holtek Semiconductor, Inc. (b)	486,512
510,484	Kindom Development Co., Ltd. (b)	640,246
132,759	Kinsus Interconnect Technology Corp. (b)	882,805
238,165	Long Chen Paper & Packaging Co., Ltd. (b)	176,459
62,077	Lotus Pharmaceutical Co., Ltd. (b)	290,466
936,035	Mitac Holdings Corp. (b)	959,941
250,162	Nuvoton Technology Corp. (b)	1,638,111
594,621	Oriental Union Chemical Corp. (b) (d)	468,882
Shares	Description	Value

	Taiwan (Continued)
225,230	Pan Jit International, Inc. (b)	$788,298
397,295	Pou Chen Corp. (b)	434,940
272,364	Ruentex Industries Ltd. (b)	1,089,984
105,998	SDI Corp. (b)	596,490
47,718	Shiny Chemical Industrial Co., Ltd. (b)	369,490
112,868	Sigurd Microelectronics Corp. (b)	232,604
743,895	Sunplus Technology Co., Ltd. (b)	940,710
605,359	Supreme Electronics Co., Ltd. (b)	1,089,434
139,674	T3EX Global Holdings Corp. (b)	592,201
117,730	Tung Ho Steel Enterprise Corp. (b)	286,734
790,297	UPC Technology Corp. (b)	500,988
711,337	USI Corp. (b)	740,769
463,969	Via Technologies, Inc. (b)	1,049,943
82,262	Wah Lee Industrial Corp. (b)	311,716
443,263	WT Microelectronics Co., Ltd. (b)	1,216,307
879,259	Yieh Phui Enterprise Co., Ltd. (b) (d)	749,607
82,262	Yulon Finance Corp. (b)	647,646
		26,318,059
	Thailand – 4.8%
3,996,100	AP Thailand PCL (b)	1,322,018
296,100	Bangchak Corp. PCL (b)	264,932
1,675,300	Gunkul Engineering PCL (b)	307,348
103,100	Hana Microelectronics PCL (b)	151,162
5,871,700	IRPC PCL (b)	628,669
325,700	Mega Lifesciences PCL (b)	445,695
405,100	Precious Shipping PCL (b)	208,337
522,500	Regional Container Lines PCL (b)	683,571
10	Siam Global House PCL (b)	7
1,215,200	Sri Trang Agro-Industry PCL (b)	959,368
781,600	Sri Trang Gloves Thailand PCL (b)	593,546
826,600	Star Petroleum Refining PCL (b)	239,901
1,628,400	STARK Corp PCL (b) (d)	230,180
1,125,600	Thai Union Group PCL (b)	639,815
442,500	Tipco Asphalt PCL (b)	220,917
		6,895,466
	Turkey – 10.9%
281,303	AG Anadolu Grubu Holding A.S.	702,503
523,483	Aksa Akrilik Kimya Sanayii A.S. (b)	1,550,484
196,499	Arcelik A.S.	810,277
141,209	Aselsan Elektronik Sanayi Ve Ticaret A.S. (b)	231,991
100,726	Coca-Cola Icecek A.S. (b)	802,806
4,208,477	Dogan Sirketler Grubu Holding A.S. (b)	948,041

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Turkey (Continued)
655,130	Haci Omer Sabanci Holding A.S. (b)	$781,565
255,425	Hektas Ticaret TAS (b) (d)	307,510
1,325,833	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D (b) (d)	1,371,913
67,159	Koza Altin Isletmeleri A.S. (b) (d)	653,646
440,200	Koza Anadolu Metal Madencilik Isletmeleri A.S. (d)	775,884
6,644	Otokar Otomotiv Ve Savunma Sanayi A.S.	193,409
1,636,988	Petkim Petrokimya Holding A.S. (b) (d)	1,006,445
205,568	Tofas Turk Otomobil Fabrikasi A.S.	1,090,767
285,435	Turk Telekomunikasyon A.S.	202,718
278,918	Turkcell Iletisim Hizmetleri A.S.	428,498
93,277	Turkiye Petrol Rafinerileri A.S. (d)	1,363,068
1,044,154	Turkiye Sise ve Cam Fabrikalari A.S. (b)	1,083,339
655,799	Turkiye Vakiflar Bankasi TAO, Class D (b) (d)	159,874
223,630	Ulker Biskuvi Sanayi A.S. (b)	233,395
325,157	Vestel Elektronik Sanayi ve Ticaret A.S. (b)	569,196
1,774,196	Yapi ve Kredi Bankasi A.S. (b)	492,972
		15,760,301
	Total Common Stocks	143,106,588
	(Cost $141,570,808)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.7%
	South Africa – 0.5%
791,639	Fortress REIT Ltd., Class A	673,943
	Turkey – 0.2%
2,388,722	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (b)	380,533
	Total Real Estate Investment Trusts	1,054,476
	(Cost $1,208,811)
WARRANTS (a) – 0.0%
	Malaysia – 0.0%
40	Serba Dinamik Holdings Bhd, expiring 12/5/24 (b) (d) (h)	0
	(Cost $0)
RIGHTS (a) – 0.0%
	Thailand – 0.0%
14,340	Bangchak Corp. PCL, expiring 12/31/49 (b) (d) (g)	0
	(Cost $0)
Shares	Description	Value
MONEY MARKET FUNDS – 2.2%
3,148,042	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (i) (j)	$3,148,042
	(Cost $3,148,042)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.2%
$351,128	BNP Paribas S.A., 0.24% (i), dated 3/31/22, due 4/1/22, with a maturity value of $351,130. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 9/30/25. The value of the collateral including accrued interest is $357,747. (j)	351,128
	(Cost $351,128)
	Total Investments – 102.0%	147,660,234
	(Cost $146,278,789)
	Net Other Assets and Liabilities – (2.0)%	(2,933,992)
	Net Assets – 100.0%	$144,726,242

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $101,002,315 or 69.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,261,837 and the total value of the collateral held by the Fund is $3,499,170.
(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of March 31, 2022.
(j)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Materials	23.7%
Information Technology	15.0
Industrials	12.6
Consumer Discretionary	11.6
Real Estate	7.8
Energy	7.3
Utilities	6.9
Consumer Staples	6.1
Financials	3.9
Communication Services	3.0
Health Care	2.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	18.5%
New Taiwan Dollar	18.0
Brazilian Real	14.5
Turkish Lira	10.9
South African Rand	10.8
Indonesian Rupiah	4.9
Thai Baht	4.7
Malaysian Ringgit	4.0
United States Dollar	3.5
Indian Rupee	3.0
Chilean Peso	2.8
Polish Zloty	1.7
Mexican Peso	1.2
Philippine Peso	1.1
Egyptian Pound	0.3
Russian Ruble	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 21,473,849	$ 21,473,849	$ —	$ —
Cayman Islands	15,635,720	559,015	15,076,705	—**
Chile	4,084,716	494,124	3,590,592	—
Malaysia	5,937,358	1,627,652	4,309,706	—
Mexico	1,812,957	1,812,957	—	—
Philippines	1,595,873	1,595,873	—	—
Russia	88,312	—	—	88,312
South Africa	15,281,044	9,354,212	5,926,832	—
Turkey	15,760,301	5,567,124	10,193,177	—
Other Country Categories*	61,436,458	—	61,436,458	—
Real Estate Investment Trusts:
South Africa	673,943	673,943	—	—
Turkey	380,533	—	380,533	—
Rights*	—**	—	—**	—
Warrants*	—**	—	—	—**
Money Market Funds	3,148,042	3,148,042	—	—
Repurchase Agreements	351,128	—	351,128	—
Total Investments	$ 147,660,234	$ 46,306,791	$ 101,265,131	$ 88,312

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.5%
	Austria – 4.2%
3,138	ANDRITZ AG (b)	$144,925
1,347	BAWAG Group AG (b) (c) (d)	67,968
7,159	CA Immobilien Anlagen AG (b)	221,804
8,002	Erste Group Bank AG (b)	291,805
7,108	OMV AG (b)	339,638
10,075	Raiffeisen Bank International AG (b)	143,035
9,260	voestalpine AG (b)	275,543
		1,484,718
	Belgium – 5.0%
498	Ackermans & van Haaren N.V. (b)	92,789
2,920	D’ieteren Group (b)	491,678
5,057	Etablissements Franz Colruyt N.V. (b)	209,331
974	KBC Group N.V. (b)	69,884
17,310	Proximus S.A.D.P. (b)	322,336
1,081	Sofina S.A. (b)	392,802
4,343	Umicore S.A. (b)	187,737
		1,766,557
	Finland – 4.7%
14,107	Fortum Oyj (b)	257,835
20,707	Kojamo Oyj (b)	497,554
31,172	Nokia Oyj (b) (e)	171,665
2,554	QT Group Oyj (b) (e)	352,765
3,457	Sampo Oyj, Class A (b)	168,924
10,256	Stora Enso Oyj, Class R (b)	201,196
		1,649,939
	France – 22.7%
1,167	Alten S.A. (b)	176,132
1,017	Amundi S.A. (b) (c) (d)	69,543
3,239	Arkema S.A. (b)	387,190
3,214	Atos SE (b)	87,763
9,239	AXA S.A. (b)	270,466
5,352	BNP Paribas S.A. (b)	305,838
59,280	Bollore S.A. (b)	310,416
8,265	Bouygues S.A. (b)	288,482
2,059	Capgemini SE (b)	456,899
14,315	Carrefour S.A. (b)	311,524
5,094	Cie de Saint-Gobain (b)	303,095
2,234	Cie Generale des Etablissements Michelin SCA (b)	302,742
10,809	CNP Assurances (b)	260,221
6,209	Credit Agricole S.A. (b)	74,189
1,692	Eiffage S.A. (b)	173,654
27,245	Electricite de France S.A. (b) (f)	255,727
4,476	Elis S.A. (b) (e)	65,955
13,080	Engie S.A. (b)	171,963
448	EssilorLuxottica S.A. (b)	81,935
4,565	Eurazeo SE (b)	383,796
2,695	Ipsen S.A. (b)	337,346
23,794	Orange S.A.	281,752
Shares	Description	Value

	France (Continued)
1,273	Publicis Groupe S.A. (b)	$77,263
7,203	Renault S.A. (b) (e)	188,287
17,697	Rexel S.A. (b)	377,792
893	Sanofi (b)	91,300
613	Sartorius Stedim Biotech (b)	250,971
5,917	SCOR SE (b)	190,264
10,910	Societe Generale S.A. (b)	292,468
5,383	TotalEnergies SE (b)	272,377
3,059	Valeo S.A. (b)	56,503
8,410	Veolia Environnement S.A. (b)	269,654
34,009	Vivendi SE (b)	444,311
1,237	Wendel SE (b)	125,968
		7,993,786
	Germany – 21.4%
2,713	1&1 AG (b)	60,705
4,481	Bayerische Motoren Werke AG (b)	387,237
921	Brenntag SE (b)	74,262
782	Continental AG (b) (e)	56,059
6,250	Covestro AG (b) (c) (d)	314,721
4,447	Dermapharm Holding SE (b)	282,753
1,361	Deutsche Post AG (b)	64,990
4,264	Deutsche Telekom AG (b)	79,413
14,037	E.ON SE (b)	163,084
5,440	Evonik Industries AG (b)	150,919
1,800	Evotec SE (b) (e)	54,167
3,656	Fresenius Medical Care AG & Co., KGaA (b)	244,992
5,357	Fresenius SE & Co., KGaA (b)	196,690
5,725	HeidelbergCement AG (b)	324,460
2,783	HelloFresh SE (b) (e)	124,911
4,273	HUGO BOSS AG (b)	246,518
127	Hypoport SE (b) (e)	47,941
1,841	Jungheinrich AG (Preference Shares) (b)	53,311
3,035	LEG Immobilien SE (b)	345,620
4,750	Mercedes-Benz Group AG (b)	333,400
1,186	Merck KGaA (b)	247,678
1,636	Nemetschek SE (b)	157,111
4,315	Porsche Automobil Holding SE (Preference Shares) (b)	415,077
18,707	ProSiebenSat.1 Media SE (b)	238,284
9,712	RWE AG (b)	422,885
540	Sartorius AG (Preference Shares) (b)	238,326
33,512	Schaeffler AG (Preference Shares) (b)	206,770
11,718	TAG Immobilien AG (b)	265,341
2,011	Talanx AG (b)	88,596
90,530	Telefonica Deutschland Holding AG (b)	246,223
10,288	Uniper SE (b)	265,782
4,413	United Internet AG (b)	151,446

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
1,915	Volkswagen AG (Preference Shares) (b)	$329,095
7,146	Vonovia SE (b)	333,078
1,838	Wacker Chemie AG (b)	312,826
		7,524,671
	Greece – 0.5%
9,301	Hellenic Telecommunications Organization S.A. (b)	168,182
	Ireland – 1.9%
72,606	Bank of Ireland Group PLC (b) (e)	461,710
10,418	Glanbia PLC (b)	120,860
862	Kingspan Group PLC (b)	84,258
		666,828
	Italy – 14.2%
167,105	A2A S.p.A. (b)	286,213
8,045	ACEA S.p.A. (b)	147,717
12,100	Assicurazioni Generali S.p.A. (b)	276,753
5,871	Banca Generali S.p.A. (b)	217,228
39,665	Banca Mediolanum S.p.A. (b)	337,056
27,300	Banco BPM S.p.A. (b)	80,416
20,396	Brembo S.p.A. (b)	227,061
18,783	Buzzi Unicem S.p.A (b)	347,582
2,387	De’ Longhi S.p.A. (b)	64,572
409	DiaSorin S.p.A. (b)	63,883
12,848	Eni S.p.A. (b)	187,365
41,954	Hera S.p.A. (b)	154,565
5,298	Interpump Group S.p.A. (b)	265,481
60,464	Intesa Sanpaolo S.p.A. (b)	138,388
26,778	Italgas S.p.A. (b)	171,793
41,706	Leonardo S.p.A. (b) (e)	414,440
29,202	Pirelli & C S.p.A. (b) (c) (d)	158,450
31,087	Poste Italiane S.p.A. (b) (c) (d)	352,545
1,861	Reply S.p.A. (b)	305,754
30,932	Snam S.p.A. (b)	178,371
1,092,721	Telecom Italia S.p.A. (b)	401,168
19,350	UniCredit S.p.A. (b)	208,743
		4,985,544
	Luxembourg – 3.5%
7,746	APERAM S.A. (b)	342,349
14,016	ArcelorMittal S.A. (b)	448,990
3,346	Eurofins Scientific SE (b)	330,996
8,158	Tenaris S.A. (b)	122,542
		1,244,877
	Netherlands – 12.6%
2,975	Aalberts N.V. (b)	154,183
11,912	ABN AMRO Bank N.V. (b) (c) (d)	152,114
92	Adyen N.V. (b) (c) (d) (e)	182,224
66,419	Aegon N.V. (b)	352,096
Shares	Description	Value

	Netherlands (Continued)
644	Airbus SE (b) (e)	$77,710
6,871	Arcadis N.V. (b)	308,716
877	ASM International N.V. (b)	319,344
345	ASML Holding N.V. (b)	230,537
7,507	ASR Nederland N.V. (b)	350,471
6,090	Davide Campari-Milano N.V. (b)	70,638
1,795	IMCD N.V. (b)	306,213
11,804	ING Groep N.V. (b)	123,245
10,325	Koninklijke Ahold Delhaize N.V. (b)	332,109
81,960	Koninklijke KPN N.V. (b)	284,400
2,182	Koninklijke Vopak N.V. (b)	70,597
6,554	NN Group N.V. (b)	332,149
14,533	OCI N.V. (b) (e)	513,080
5,892	STMicroelectronics N.V. (b)	256,090
		4,415,916
	Portugal – 0.9%
12,930	Jeronimo Martins SGPS S.A. (b)	310,190
	Spain – 6.9%
518	Acciona S.A. (b)	99,008
38,923	Banco Bilbao Vizcaya Argentaria S.A. (b)	222,248
511,121	Banco de Sabadell S.A. (b) (f)	417,666
47,297	Banco Santander S.A. (b)	160,806
29,271	Bankinter S.A. (b) (f)	171,504
110,542	CaixaBank S.A. (b)	374,946
11,587	Enagas S.A. (b)	257,304
8,541	Iberdrola S.A. (b)	93,353
13,130	Repsol S.A. (b)	171,993
91,641	Telefonica S.A. (b)	444,116
		2,412,944
	Total Common Stocks	34,624,152
	(Cost $39,940,888)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.0%
	Belgium – 0.8%
6,358	Warehouses De Pauw CVA (b)	274,322
	France – 0.2%
1,019	Covivio (b)	81,096
	Total Real Estate Investment Trusts	355,418
	(Cost $368,740)
MONEY MARKET FUNDS – 2.1%
746,570	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (g) (h)	746,570
	(Cost $746,570)

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.3%
$83,271	BNP Paribas S.A., 0.24% (g), dated 3/31/22, due 4/1/22, with a maturity value of $83,272. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 9/30/25. The value of the collateral including accrued interest is $84,841. (h)	$83,271
	(Cost $83,271)
	Total Investments – 101.9%	35,809,411
	(Cost $41,139,469)
	Net Other Assets and Liabilities – (1.9)%	(662,525)
	Net Assets – 100.0%	$35,146,886

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $34,697,818 or 98.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $753,356 and the total value of the collateral held by the Fund is $829,841.
(g)	Rate shown reflects yield as of March 31, 2022.
(h)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Financials	22.8%
Materials	10.9
Consumer Discretionary	10.2
Communication Services	10.0
Industrials	9.3
Utilities	9.1
Information Technology	7.7
Health Care	6.7
Real Estate	5.8
Consumer Staples	4.2
Energy	3.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
France	$ 7,993,786	$ 281,752	$ 7,712,034	$ —
Other Country Categories*	26,630,366	—	26,630,366	—
Real Estate Investment Trusts*	355,418	—	355,418	—
Money Market Funds	746,570	746,570	—	—
Repurchase Agreements	83,271	—	83,271	—
Total Investments	$ 35,809,411	$ 1,028,322	$ 34,781,089	$—

*	See Portfolio of Investments for country breakout.

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund II
March 31, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-Japan Index, Nasdaq AlphaDEX® Europe Index, Nasdaq AlphaDEX® Latin America Index, Nasdaq AlphaDEX® Brazil Index, Nasdaq AlphaDEX® China Index, Nasdaq AlphaDEX® Japan Index, Nasdaq AlphaDEX® Developed Markets Ex-US Index, Nasdaq AlphaDEX® Emerging Markets Index, Nasdaq AlphaDEX® Germany Index, Nasdaq AlphaDEX® United Kingdom Index, Nasdaq AlphaDEX® Switzerland Index, Nasdaq AlphaDEX® Developed Markets Ex-US Small Cap Index, Nasdaq AlphaDEX® Emerging Markets Small Cap Index, Nasdaq AlphaDEX® Eurozone Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.